UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5724

Oppenheimer Global Strategic Income Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2012

Item 1. Schedule of Investments.

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Shares	Value
Wholly-Owned Subsidiary–0.0%
Oppenheimer Global Strategic Income Fund (Cayman) Ltd.[1,2] (Cost $1,500,000)	15,000	$1,436,763

	Principal Amount
Asset-Backed Securities–2.9%
Ally Auto Receviables Trust, Automobile Receivables Nts.:
Series 2012-2, Cl. C, 2.26%, 7/16/18[3]	$3,100,000	3,142,482
Series 2012-A, Cl. D, 3.15%, 10/15/18[3]	7,604,000	7,830,331
Ally Master Owner Trust, Automobile Receivable Nts., Series 2012-3, Cl. D, 2.559%, 7/15/17[4]	4,300,000	4,303,120
American Credit Acceptance Receivables Trust 2012-3, Automobile Receivable Nts.:
Series 2012-3, Cl. A, 1.64%, 11/15/16[3]	895,000	895,443
Series 2012-3, Cl. C, 2.78%, 9/17/18[3]	450,000	450,225
AmeriCredit Automobile Receivables Trust 2012-1, Automobile Receivables-Backed Nts.:
Series 2012-1, Cl. C, 2.67%, 1/8/18	475,000	488,886
Series 2012-1, Cl. D, 4.72%, 3/8/18	28,945,000	31,227,936
AmeriCredit Automobile Receivables Trust 2012-3, Automobile Receivables-Backed Nts., Series 2012-3, Cl. D, 3.03%, 7/9/18	9,375,000	9,601,997
AmeriCredit Automobile Receivables Trust 2012-4, Automobile Receivables-Backed Nts., Series 2012-4, Cl. D, 2.68%, 10/9/18	4,260,000	4,309,011
AmeriCredit Automobile Receivables Trust 2012-5, Automobile Receivables-Backed Nts., Series 2012-5, Cl. D, 2.35%, 12/10/18	1,790,000	1,790,209
Bank of America Auto Trust 2012-1, Automobile Receivable Nts., Series 2012-1, Cl. D, 2.99%, 3/15/19	2,220,000	2,268,788
CarMax Auto Owner Trust 2012-2, Automobile Receivables Nts., Series 2012-2, Cl. D, 3.02%, 11/15/18	4,300,000	4,407,863
CPS Auto Trust, Automobile Receivable Nts., Series 2012-C, Cl. A, 1.82%, 12/16/19[3]	822,989	823,621
Credit Acceptance Auto Loan Trust, Automobile Receivable Nts.:
Series 2012-2A, Cl. A, 1.52%, 3/15/20[3]	710,000	710,620
Series 2012-2A, Cl. B, 2.21%, 9/15/20[3]	355,000	359,146

1	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16	$1,945,000	$1,984,231
DT Auto Owner Trust 2010-1A, Automobile Receivable Nts., Series 2010-1A, Cl. D, 5.92%, 9/15/16[3]	1,495,000	1,506,663
DT Auto Owner Trust 2012-2, Automobile Receivable Nts.:
Series 2012-2, Cl. C, 2.72%, 4/17/17[3]	2,475,000	2,481,614
Series 2012-2, Cl. D, 4.35%, 3/15/19[3]	5,860,000	5,948,316
Enterprise Fleet Financing LLC, Automobile Receivable Nts., Series 2012-2, Cl. A2, 0.72%, 11/20/17[3,4]	280,000	280,210
Exeter Automobile Receivables Trust, Automobile Receivable Nts.:
Series 2012-2A, Cl. B, 2.22%, 12/15/17[3]	3,125,000	3,171,130
Series 2012-2A, Cl. C, 3.06%, 7/15/18[3]	3,715,000	3,776,166
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29	5,000,000	5,459,505
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/1/31[5]	823,078	92,466
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts.:
Series 2007-1A, Cl. B, 2.419%, 8/15/22[4,6]	21,000,000	15,960,000
Series 2007-1A, Cl. C, 3.719%, 8/15/22[4,6]	17,780,000	13,157,200
Series 2007-1A, Cl. D, 5.719%, 8/15/22[4,6]	17,780,000	13,335,000
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 2.908%, 3/24/14[4,5,6]	4,494,470	449
Santander Drive Auto Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17	9,750,000	10,189,764
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[3]	457,728	459,088
Santander Drive Auto Receivables Trust 2012-2, Automobile Receivables Nts., Series 2012-2, Cl. D, 3.87%, 2/15/18	1,955,000	2,051,642

2	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Santander Drive Auto Receivables Trust 2012-3, Automobile Receivables Nts.:
Series 2012-3, Cl. C, 3.01%, 4/16/18	$20,920,000	$21,586,710
Series 2012-3, Cl. D, 3.64%, 5/15/18	24,710,000	25,697,708
Santander Drive Auto Receivables Trust 2012-4, Automobile Receivables Nts., Series 2012-4, Cl. D, 3.50%, 6/15/18	12,490,000	13,002,746
Santander Drive Auto Receivables Trust 2012-5, Automobile Receivables Nts.:
Series 2012-5, Cl. C, 2.70%, 8/15/18	9,775,000	10,108,943
Series 2012-5, Cl. D, 3.30%, 9/17/18	10,510,000	10,837,670
Santander Drive Auto Receivables Trust 2012-6, Automobile Receivables Nts., Series 2012-6, Cl. D, 2.52%, 10/15/18	6,160,000	6,162,251
SLM Student Loan Trust, Student Loan Receivables, Series 2005-B, Cl. B, 0.708%, 6/15/39[4]	6,586,000	4,297,470
SNAAC Auto Receivables Trust, Automobile Receivable Nts.:
Series 2012-1A, Cl. B, 3.11%, 6/15/17[3]	1,875,000	1,885,463
Series 2012-1A, Cl. C, 4.38%, 6/15/17[3]	1,955,000	1,967,367
United Auto Credit Securitization Trust 2012-1, Automobile Receivables Nts.:
Series 2012-1, Cl. A2, 1.10%, 3/16/15	705,000	705,355
Series 2012-1, Cl. B, 1.87%, 9/15/15	1,195,000	1,196,003
Series 2012-1, Cl. C, 2.52%, 3/15/16	9,500,000	9,507,676
Series 2012-1, Cl. D, 3.12%, 3/15/18	6,035,000	6,041,002

Total Asset-Backed Securities (Cost $275,415,677)		265,459,486
Corporate Loans–1.3%
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 10/9/16[4]	4,064,596	3,728,539
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Tranche NM, 4.25%, 2/23/14[4,7]	140,636	136,768
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Delayed Draw, 10%, 3/3/14[4,7]	2,108,445	1,796,395
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 4.25-10%, 2/23/14[4,7]	1,232,688	1,050,251
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/29/17[4]	3,756,556	3,768,296

3	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 3/29/19[4]	$2,580,000	$2,667,075
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 3/16/18[4]	2,915,000	2,936,863
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.75%, 12/2/17[4]	4,055,000	4,067,952
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.862%, 1/29/16[4]	15,255,852	12,681,427
Crestwood Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 3/26/18[4]	4,524,120	4,599,524
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 10/10/19[4]	1,425,000	1,449,343
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.743%, 10/19/15[4,7,8]	21,032,928	11,743,378
Hallertau SPC, Sr. Sec. Credit Facilities Term Loan, 7.94%, 9/17/13[9]	32,556,250	11,293,516
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 3/19/17[4]	9,485,000	9,947,394
Lonestar Intermediate Super Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 11%, 9/2/19[4]	5,735,000	6,100,606
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 8/17/17[4]	2,315,000	2,332,363
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 10/11/19[4,7]	4,395,000	4,235,681
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 2/28/19[4]	10,740,000	10,954,800
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 6/9/18[4,7]	6,975,000	7,105,781
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 2/17/17[4]	8,871,525	4,627,982
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[4]	5,170,000	5,148,999

4	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%, 8/30/18[4]	$9,930,113	$10,101,824
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 12/20/18[4,7]	480,000	475,200

Total Corporate Loans (Cost $127,220,424)		122,949,957
Mortgage-Backed Obligations–34.2%
Government Agency–21.7%
FHLMC/FNMA/FHLB/Sponsored–21.4%
Federal Home Loan Mortgage Corp.:
3.50%, 1/1/43[7]	130,185,000	138,474,126
5%, 12/15/34	1,534,956	1,667,296
5.50%, 9/1/39	4,255,044	4,645,436
6%, 1/15/19-7/15/24	3,485,335	3,832,660
6.50%, 4/15/18-6/15/35	2,529,168	2,839,108
7%, 8/15/21-3/1/35	2,466,689	2,919,213
7.50%, 1/1/32-2/15/32	3,217,968	3,910,964
8.50%, 8/15/31	187,650	235,693
10%, 5/15/20	103,779	120,606
10.50%, 6/14/20	51,657	62,721
11.50%, 11/14/16	8,634	8,825
12%, 7/15/15-6/15/17	30,774	33,198
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22	2,865,665	3,297,923
Series 151, Cl. F, 9%, 5/15/21	6,057	6,952
Series 1590, Cl. IA, 1.30%, 10/15/23[4]	2,427,263	2,489,624
Series 1674, Cl. Z, 6.75%, 2/15/24	127,715	145,190
Series 2006-11, Cl. PS, 23.798%, 3/25/36[4]	1,231,663	1,806,729
Series 2034, Cl. Z, 6.50%, 2/15/28	22,818	26,167
Series 2042, Cl. N, 6.50%, 3/15/28	27,270	31,253
Series 2043, Cl. ZP, 6.50%, 4/15/28	2,306,182	2,659,003
Series 2053, Cl. Z, 6.50%, 4/15/28	22,448	25,731
Series 2116, Cl. ZA, 6%, 1/15/29	1,379,115	1,558,948
Series 2122, Cl. F, 0.659%, 2/15/29[4]	59,646	60,243
Series 2279, Cl. PK, 6.50%, 1/15/31	37,113	41,345
Series 2326, Cl. ZP, 6.50%, 6/15/31	325,983	375,915
Series 2344, Cl. FP, 1.159%, 8/15/31[4]	864,628	887,019
Series 2368, Cl. PR, 6.50%, 10/15/31	48,446	55,923
Series 2368, Cl. TG, 6%, 10/15/16	229,445	242,546
Series 2401, Cl. FA, 0.859%, 7/15/29[4]	111,665	113,160
Series 2412, Cl. GF, 1.159%, 2/15/32[4]	1,538,116	1,577,915
Series 2427, Cl. ZM, 6.50%, 3/15/32	1,576,789	1,821,689
Series 2451, Cl. FD, 1.209%, 3/15/32[4]	586,211	602,323

5	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Series 2453, Cl. BD, 6%, 5/15/17	$58,581	$62,719
Series 2461, Cl. PZ, 6.50%, 6/15/32	222,119	256,574
Series 2464, Cl. FI, 1.209%, 2/15/32[4]	548,701	561,643
Series 2470, Cl. AF, 1.209%, 3/15/32[4]	945,799	971,793
Series 2470, Cl. LF, 1.209%, 2/15/32[4]	561,167	574,403
Series 2471, Cl. FD, 1.209%, 3/15/32[4]	807,818	826,929
Series 2475, Cl. FB, 1.209%, 2/15/32[4]	768,553	786,681
Series 2500, Cl. FD, 0.709%, 3/15/32[4]	261,411	264,612
Series 2517, Cl. GF, 1.209%, 2/15/32[4]	463,985	474,928
Series 2526, Cl. FE, 0.609%, 6/15/29[4]	290,826	293,128
Series 2551, Cl. FD, 0.609%, 1/15/33[4]	189,882	191,528
Series 2551, Cl. LF, 0.709%, 1/15/33[4]	76,836	77,541
Series 2668, Cl. AZ, 4%, 9/1/18	411,328	433,063
Series 2676, Cl. KY, 5%, 9/15/23	1,639,296	1,799,591
Series 2936, Cl. PE, 5%, 2/1/35	2,807,000	3,139,964
Series 3025, Cl. SJ, 23.984%, 8/15/35[4]	1,258,887	1,874,763
Series 3465, Cl. HA, 4%, 7/1/17	229,125	235,324
Series 3617, Cl. DC, 4%, 7/1/27	841,193	860,386
Series 3676, Cl. DA, 4%, 4/1/22	136,348	136,485
Series 3822, Cl. JA, 5%, 6/1/40	2,483,946	2,591,447
Series 3848, Cl. WL, 4%, 4/1/40	2,452,279	2,614,210
Series 3917, Cl. BA, 4%, 6/1/38	2,719,701	2,879,296
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 13.633%, 4/1/27[10]	376,968	63,676
Series 192, Cl. IO, 10.533%, 2/1/28[10]	154,492	36,862
Series 2035, Cl. PE, 2.009%, 3/15/28[10]	46,285	7,919
Series 2049, Cl. PL, 26.821%, 4/15/28[10]	287,506	50,514
Series 205, Cl. IO, 13.39%, 9/1/29[10]	961,609	219,014
Series 206, Cl. IO, 0%, 12/1/29[10,11]	317,917	61,779
Series 207, Cl. IO, 0%, 4/1/30[10,11]	339,103	77,083
Series 2074, Cl. S, 55.111%, 7/17/28[10]	235,682	56,282
Series 2079, Cl. S, 65.47%, 7/17/28[10]	410,082	98,374
Series 214, Cl. IO, 0%, 6/1/31[10,11]	284,736	45,666
Series 2177, Cl. SB, 99.999%, 8/15/29[10]	258,645	71,930
Series 243, Cl. 6, 11.575%, 12/15/32[10]	953,103	204,698
Series 2526, Cl. SE, 39.299%, 6/15/29[10]	525,523	125,337
Series 2795, Cl. SH, 20.781%, 3/15/24[10]	3,675,120	580,552
Series 2802, Cl. AS, 58.876%, 4/15/33[10]	509,582	21,800

6	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Series 2819, Cl. S, 51.641%, 6/15/34[10]	$5,555,868	$1,245,240
Series 2920, Cl. S, 64.615%, 1/15/35[10]	3,236,503	655,012
Series 2922, Cl. SE, 11.219%, 2/15/35[10]	215,467	50,575
Series 3004, Cl. SB, 99.999%, 7/15/35[10]	5,622,697	1,101,095
Series 3201, Cl. SG, 9.994%, 8/15/36[10]	1,416,208	243,853
Series 3450, Cl. BI, 14.914%, 5/15/38[10]	1,651,818	251,606
Series 3606, Cl. SN, 9.09%, 12/15/39[10]	843,753	129,563
Series 3659, Cl. IE, 8.981%, 3/1/19[10]	3,205,101	277,128
Series 3662, Cl. SM, 27.282%, 10/15/32[10]	1,339,988	180,310
Series 3685, Cl. EI, 12.747%, 3/1/19[10]	2,782,920	209,527
Series 3736, Cl. SN, 8.022%, 10/15/40[10]	2,386,949	406,606
Federal Home Loan Mortgage Corp., Mtg.-Linked Global Debt Securities, 2.06%, 1/15/22	5,568,678	5,717,474
Federal National Mortgage Assn.:
2.50%, 1/1/28[7]	924,210,000	966,665,897
2.833%, 10/1/36[4]	9,560,520	10,205,326
3%, 1/1/28-1/1/43[7]	54,375,000	57,060,474
3.50%, 1/1/28-1/1/43[7]	433,410,000	462,171,666
4%, 9/1/18-10/1/18	5,248,339	5,634,693
4%, 1/1/43[7]	39,870,000	42,748,116
4.50%, 12/1/20	1,895,287	2,044,581
4.50%, 1/1/28-1/1/43[7]	56,987,000	61,536,452
5%, 2/25/18-12/25/21	12,276,099	13,346,429
5%, 1/1/43[7]	9,343,000	10,121,099
5.50%, 1/25/22-5/1/36	3,650,216	3,991,998
6%, 6/25/17-10/1/40	105,111	112,890
6%, 1/1/43[7]	4,060,000	4,434,917
6.50%, 4/25/18-1/1/34	8,629,367	10,039,511
7%, 11/1/17-4/1/34	13,283,263	15,775,200
7.50%, 2/25/27-3/25/33	5,865,928	7,133,762
8.50%, 7/1/32	28,002	34,751
9.50%, 4/25/20-4/8/21	22,469	22,599
11%, 7/25/16-2/25/26	165,169	188,994
13%, 6/25/15	18,552	20,059
Federal National Mortgage Assn. Grantor Trust, Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T10, Cl. IO, 40.482%, 12/25/41[10]	74,696,248	823,683

7	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 2001-T3, Cl. IO, 43.08%, 11/25/40[10]	$9,710,723	$184,986
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26	123,394	143,387
Trust 1997-45, Cl. CD, 8%, 7/18/27	980,046	1,164,863
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	756,065	867,141
Trust 1999-14, Cl. MB, 6.50%, 4/25/29	36,351	41,396
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	1,391,780	1,594,278
Trust 2001-19, Cl. Z, 6%, 5/1/31	724,945	820,535
Trust 2001-44, Cl. QC, 6%, 9/25/16	121,149	128,504
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	218,501	252,606
Trust 2001-65, Cl. F, 0.81%, 11/25/31[4]	1,068,308	1,075,971
Trust 2001-69, Cl. PF, 1.21%, 12/25/31[4]	1,215,830	1,244,642
Trust 2001-80, Cl. ZB, 6%, 1/25/32	1,471,455	1,663,031
Trust 2002-12, Cl. PG, 6%, 3/25/17	712,281	765,736
Trust 2002-19, Cl. PE, 6%, 4/25/17	370,806	393,198
Trust 2002-21, Cl. PE, 6.50%, 4/25/32	1,399,092	1,558,671
Trust 2002-29, Cl. F, 1.21%, 4/25/32[4]	570,193	583,853
Trust 2002-60, Cl. FH, 1.21%, 8/25/32[4]	1,131,264	1,158,279
Trust 2002-64, Cl. FJ, 1.21%, 4/25/32[4]	175,253	179,452
Trust 2002-68, Cl. FH, 0.709%, 10/18/32[4]	376,238	380,524
Trust 2002-81, Cl. FM, 0.71%, 12/25/32[4]	715,770	724,101
Trust 2002-84, Cl. FB, 1.21%, 12/25/32[4]	118,889	121,748
Trust 2002-9, Cl. PC, 6%, 3/25/17	810,533	865,580
Trust 2003-11, Cl. FA, 1.21%, 9/25/32[4]	162,238	166,139
Trust 2003-112, Cl. AN, 4%, 11/1/18	789,307	831,359
Trust 2003-116, Cl. FA, 0.61%, 11/25/33[4]	328,373	330,914
Trust 2003-119, Cl. FK, 0.71%, 5/25/18[4]	4,633,669	4,664,571
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	5,325,318	5,858,087
Trust 2004-101, Cl. BG, 5%, 1/25/20	2,738,074	2,913,891
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	1,004,166	1,160,015
Trust 2005-25, Cl. PS, 27.237%, 4/25/35[4]	588,696	1,026,085
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,865,000	3,530,730
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	1,166,671	1,193,773
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	3,167,341	3,450,297
Trust 2006-46, Cl. SW, 23.43%, 6/25/36[4]	1,766,376	2,581,208
Trust 2007-109, Cl. NF, 0.76%, 12/25/37[4]	3,188,661	3,232,622
Trust 2007-42, Cl. A, 6%, 2/1/33	1,523,591	1,564,354

8	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 2008-14, Cl. BA, 4.25%, 3/1/23	$413,954	$438,842
Trust 2009-114, Cl. AC, 2.50%, 12/1/23	791,749	813,384
Trust 2009-36, Cl. FA, 1.15%, 6/25/37[4]	2,396,888	2,433,941
Trust 2011-122, Cl. EA, 3%, 11/1/29	2,282,155	2,333,317
Trust 2011-122, Cl. EC, 1.50%, 1/1/20	2,402,992	2,437,381
Trust 2011-15, Cl. DA, 4%, 3/1/41	2,096,841	2,249,125
Trust 2011-3, Cl. KA, 5%, 4/1/40	2,370,478	2,592,762
Trust 2011-6, Cl. BA, 2.75%, 6/1/20	1,955,011	2,032,988
Trust 2011-88, Cl. AB, 2.50%, 9/1/26	1,296,214	1,335,666
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 30.605%, 11/18/31[10]	1,212,605	266,380
Trust 2001-63, Cl. SD, 17.892%, 12/18/31[10]	34,922	7,310
Trust 2001-68, Cl. SC, 10.002%, 11/25/31[10]	22,369	4,691
Trust 2001-78, Cl. JS, 3.929%, 8/25/41[10]	2,224,296	330,802
Trust 2001-81, Cl. S, 23.071%, 1/25/32[10]	316,657	75,556
Trust 2002-28, Cl. SA, 36.788%, 4/25/32[10]	266,223	59,580
Trust 2002-38, Cl. SO, 50.001%, 4/25/32[10]	271,343	60,303
Trust 2002-39, Cl. SD, 40.784%, 3/18/32[10]	422,168	98,388
Trust 2002-48, Cl. S, 31.441%, 7/25/32[10]	405,753	91,652
Trust 2002-52, Cl. SL, 33.535%, 9/25/32[10]	253,797	58,549
Trust 2002-53, Cl. SK, 39.483%, 4/25/32[10]	263,160	62,011
Trust 2002-56, Cl. SN, 33.284%, 7/25/32[10]	556,471	125,805
Trust 2002-65, Cl. SC, 64.266%, 6/25/26[10]	862,234	191,626
Trust 2002-77, Cl. IS, 45.14%, 12/18/32[10]	462,285	110,311
Trust 2002-77, Cl. SH, 37.571%, 12/18/32[10]	448,684	103,794
Trust 2002-89, Cl. S, 54.09%, 1/25/33[10]	2,802,617	691,344
Trust 2002-9, Cl. MS, 26.677%, 3/25/32[10]	454,496	102,923

9	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 2003-13, Cl. IO, 14.312%, 3/25/33[10]	$2,067,599	$377,301
Trust 2003-23, Cl. ES, 37.066%, 10/25/22[10]	3,169,509	150,408
Trust 2003-26, Cl. DI, 9.979%, 4/25/33[10]	1,228,067	265,352
Trust 2003-26, Cl. IK, 12.674%, 4/25/33[10]	215,216	46,502
Trust 2003-33, Cl. SP, 33.965%, 5/25/33[10]	1,451,933	240,113
Trust 2003-4, Cl. S, 29.433%, 2/25/33[10]	726,634	136,168
Trust 2003-46, Cl. IH, 41.294%, 6/1/23[10]	258,452	30,949
Trust 2004-56, Cl. SE, 13.043%, 10/25/33[10]	1,538,618	258,924
Trust 2005-12, Cl. SC, 14.164%, 3/25/35[10]	109,472	27,056
Trust 2005-14, Cl. SE, 40.901%, 3/25/35[10]	827,726	129,865
Trust 2005-40, Cl. SA, 56.929%, 5/25/35[10]	4,662,099	1,015,973
Trust 2005-40, Cl. SB, 64.88%, 5/25/35[10]	2,113,871	488,853
Trust 2005-5, Cl. SD, 11.674%, 1/25/35[10]	287,506	45,377
Trust 2005-71, Cl. SA, 60.998%, 8/25/25[10]	2,078,567	328,362
Trust 2006-51, Cl. SA, 10.532%, 6/25/36[10]	16,264,271	2,494,721
Trust 2006-90, Cl. SX, 99.999%, 9/25/36[10]	5,041,751	1,397,921
Trust 2007-75, Cl. BI, 7.66%, 8/25/37[10]	4,362,958	958,756
Trust 2007-77, Cl. SB, 0%, 12/25/31[10,11]	210,353	1,946
Trust 2007-88, Cl. XI, 41.532%, 6/25/37[10]	11,810,334	1,828,999
Trust 2008-46, Cl. EI, 17.123%, 6/25/38[10]	1,705,556	262,486
Trust 2008-55, Cl. SA, 13.285%, 7/25/38[10]	1,520,861	221,703
Trust 2009-8, Cl. BS, 22.648%, 2/25/24[10]	1,796,796	182,842
Trust 2010-95, Cl. DI, 9.139%, 11/1/20[10]	4,168,247	315,328

10	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 2011-84, Cl. IG, 4.159%, 8/1/13[10]	$14,237,239	$153,816
Trust 221, Cl. 2, 41.547%, 5/1/23[10]	415,462	87,643
Trust 247, Cl. 2, 26.935%, 10/1/23[10]	174,115	38,214
Trust 252, Cl. 2, 29.465%, 11/1/23[10]	48,261	10,289
Trust 254, Cl. 2, 15.207%, 1/1/24[10]	140,428	29,491
Trust 2682, Cl. TQ, 99.999%, 10/15/33[10]	1,956,689	408,144
Trust 2981, Cl. BS, 99.999%, 5/15/35[10]	3,569,758	801,320
Trust 301, Cl. 2, 1.099%, 4/1/29[10]	513,200	119,847
Trust 303, Cl. IO, 32.051%, 11/1/29[10]	383,408	75,431
Trust 313, Cl. 2, 6.959%, 6/1/31[10]	4,142,422	750,110
Trust 319, Cl. 2, 3.219%, 2/1/32[10]	1,377,613	211,320
Trust 321, Cl. 2, 4.474%, 4/1/32[10]	2,377,047	370,656
Trust 324, Cl. 2, 0%, 7/1/32[10,11]	1,013,918	155,516
Trust 328, Cl. 2, 0%, 12/1/32[10,11]	1,007,965	184,341
Trust 331, Cl. 5, 1.433%, 2/1/33[10]	2,055,327	402,668
Trust 332, Cl. 2, 0%, 3/1/33[10,11]	4,658,276	794,914
Trust 334, Cl. 10, 2.289%, 2/1/33[10]	1,766,176	333,681
Trust 334, Cl. 12, 0%, 2/1/33[10,11]	2,560,612	475,496
Trust 339, Cl. 7, 0%, 7/1/33[10,11]	5,640,540	785,622
Trust 345, Cl. 9, 0%, 1/1/34[10,11]	1,593,004	195,673
Trust 351, Cl. 10, 12.609%, 4/1/34[10]	712,188	99,558
Trust 351, Cl. 8, 11.816%, 4/1/34[10]	1,203,462	177,592
Trust 356, Cl. 10, 0%, 6/1/35[10,11]	932,827	131,692
Trust 356, Cl. 12, 0%, 2/1/35[10,11]	449,786	62,642
Trust 362, Cl. 13, 0%, 8/1/35[10,11]	62,524	9,400
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 17.49%, 9/15/22[10]	7,216,351	125,736
Series 1995-2B, Cl. 2IO, 19.258%, 6/15/25[10]	547,900	13,217
Series 1995-3, Cl. 1IO, 10.914%, 9/15/25[10]	17,832,045	91,318

		1,970,611,234
GNMA/Guaranteed–0.1%
Government National Mortgage Assn.:
1.75%, 7/1/27[4]	4,983	5,183
5%, 11/1/34	403,863	418,748
7%, 1/29/28-2/8/30	977,757	1,171,160
8%, 1/29/28-9/29/28	469,848	520,104
11%, 11/8/19	4,849	5,240
12%, 12/9/13-9/1/15	8,107	8,965
12.50%, 12/29/13-11/29/15	87,349	91,176
13%, 10/30/15	214,556	228,379

11	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
GNMA/Guaranteed Continued
13.50%, 6/30/15	$207,348	$220,724
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29	4,340,815	5,301,509
Series 2000-12, Cl. ZA, 8%, 2/16/30	2,231,586	2,695,578
Series 2000-7, Cl. Z, 8%, 1/16/30	1,911,702	2,309,804
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 64.994%, 7/16/28[10]	896,191	224,487
Series 1998-6, Cl. SA, 79.933%, 3/16/28[10]	546,902	134,373
Series 2007-17, Cl. AI, 21.583%, 4/16/37[10]	2,494,443	627,076
Series 2010-111, Cl. GI, 40.376%, 9/1/13[10]	32,516,136	382,682
Series 2011-52, Cl. HS, 11.748%, 4/16/41[10]	4,391,308	1,226,655

		15,571,843
Other Agency–0.2%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20	1,705,601	1,736,360
Series 2010-C1, Cl. A2, 2.90%, 10/29/20	3,855,000	4,124,189
Series 2010-C1, Cl. APT, 2.65%, 10/29/20	4,195,162	4,440,961
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts., Series 2010-R1, Cl. 1A, 0.663%, 10/7/20[4]	3,183,472	3,195,410
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts.:
Series 2010-R3, Cl. 2A, 0.773%, 12/8/20[4]	1,135,186	1,140,862
Series 2010-R3, Cl. 3A, 2.40%, 12/8/20	2,625,798	2,726,317

		17,364,099
Non-Agency–12.5%
Commercial–7.7%
Banc of America Commercial Mortgage Trust 2006-1, Commercial Mtg. Pass-Through Certificates, Series 2006-1, Cl. AJ, 5.46%, 9/1/45	6,000,000	6,302,421

12	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Continued
Banc of America Commercial Mortgage Trust 2006-3, Commercial Mtg. Pass-Through Certificates, Series 2006-3, Cl. AM, 5.857%, 7/10/44[4]	$24,665,000	$25,472,150
Banc of America Commercial Mortgage Trust 2006-5, Commercial Mtg. Pass-Through Certificates, Series 2006-5, Cl. AM, 5.448%, 9/1/47	15,065,000	16,127,098
Banc of America Commercial Mortgage Trust 2007-1, Commercial Mtg. Pass-Through Certificates, Series 2007-1, Cl. AMFX, 5.482%, 1/1/49	21,137,000	22,891,350
Banc of America Commercial Mortgage Trust 2007-5, Commercial Mtg. Pass-Through Certificates, Series 2007-5, Cl. AM, 5.772%, 2/1/51	27,490,000	30,807,466
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2007-3, Cl. AM, 5.685%, 6/1/49[4]	14,315,000	15,699,969
Series 2008-1, Cl. AM, 6.248%, 2/10/51[4]	8,165,000	9,376,768
BCAP LLC Trust, Mtg. Pass-Through Certificates:
Series 2012-RR6, Cl. 1A5, 2.243%, 11/1/36[6]	852,959	849,334
Series 2012-RR2, Cl. 6A3, 3.114%, 9/1/35[3,4]	3,032,762	3,072,885
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates, Series 2007-4, Cl. 22A1, 5.434%, 6/1/47[4]	16,382,815	14,248,110
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, Commercial Mtg. Pass-Through Certificates, Series 2007-PWR17, Cl. AM, 5.89%, 6/1/50[4]	13,340,000	15,197,548
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13, Commercial Mtg. Pass-Through Certificates, Series 2006-PWR13, Cl. AJ, 5.611%, 9/1/41	24,370,000	23,825,928
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, Commercial Mtg. Pass-Through Certificates, Series 2007-PWR17, Cl. AJ, 5.89%, 6/1/50[4]	27,600,000	23,137,701

13	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Continued
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, Commercial Mtg. Pass-Through Certificates, Series 2007-PWR18, Cl. AM, 6.084%, 6/13/50	$7,657,000	$8,559,707
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 5.837%, 6/15/24[3,10]	816,456	38,981
CD 2007-CD5 Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD5, Cl. AM, 6.12%, 11/1/44[4]	9,071,000	10,650,873
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35	6,616,088	6,756,852
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1, 4.713%, 12/20/35[4]	379,461	286,582
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37	25,084,727	20,548,656
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.06%, 12/1/49[4]	21,955,000	24,701,966
Citigroup Mortgage Loan Trust, Inc. 2012-8, Mtg. Pass-Through Certificates, Series 2012-8, Cl. 1A1, 2.661%, 10/1/35[3,4]	3,941,674	3,782,751
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.679%, 6/1/39[4]	4,210,000	4,872,862
CSMC Mortgage-Backed Trust 2006-C1, Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.409%, 2/1/39[4]	17,695,000	18,830,541
DBUBS Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-LC1, Cl. E, 5.557%, 11/1/46[3,4]	9,405,000	9,849,706
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	1,840,288	1,290,930
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2012-CR5, Cl. XA, 3.239%, 12/1/45[10]	10,020,000	1,239,240
Series 2010-C1, Cl. XPA, 5.007%, 9/1/20[3,10]	19,649,394	1,156,524

14	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Continued
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30[4,6]	$26,182,637	$26,182,637
FDIC Trust, Commerical Mtg. Pass-Through Certificates, Series 2012-C1, Cl. A, 0.841%, 5/1/35[6]	4,526,291	4,538,874
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	3,731,340	2,670,490
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F, 6.894%, 5/15/30[4]	786,089	787,674
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through Certificates, Series 2006-GG7, Cl. AJ, 5.867%, 7/10/38[4]	14,200,000	13,818,680
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates:
Series 2007-GG11, Cl. A4, 5.736%, 12/1/49	3,720,000	4,407,417
Series 2007-GG11, Cl. AM, 5.867%, 12/1/49	24,450,000	27,431,409
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39	8,365,000	9,135,814
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2011-GC3, Cl. D, 5.543%, 3/1/44[3,4]	11,396,000	11,522,826
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	1,425,293	1,414,303
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 4.931%, 11/1/35[4]	5,372,391	4,253,776
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates: Series 2007-CB18, Cl. AM, 5.466%, 6/1/47	20,139,000	22,332,328

15	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Continued
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47	$30,690,000	$24,040,367
JPMorgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, Commercial Mtg. Pass-Through Certificates, Series 2006-CIBC16, Cl. AJ, 5.623%, 5/1/45	8,030,000	7,218,677
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19, Commercial Mtg. Pass-Through Certificates, Series 2007-CB19, Cl. AM, 5.728%, 2/1/49[4]	25,504,000	27,821,510
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Commercial Mtg. Pass-Through Certificates, Series 2007-LDP11, Cl. ASB, 5.812%, 6/1/49[4]	1,816,061	1,986,425
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series 2006-A7, Cl. 2A2, 2.904%, 1/1/37[4]	854,460	661,213
JPMorgan, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2009-5, Cl. 1A2, 2.614%, 7/1/36[3,4]	19,887,398	14,000,569
LB-UBS Commercial Mortgage Trust 2006-C3, Commercial Mtg. Pass-Through Certificates, Series 2006-C3, Cl. AJ, 5.72%, 3/11/39	3,675,000	3,495,188
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates, Series 2007-C6, Cl. AM, 6.114%, 7/11/40	14,600,000	16,592,915
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM, 6.157%, 4/11/41[4]	6,930,000	8,009,538
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[3]	177,318	156,531
Lehman Structured Securities Corp., Mtg.-Backed Security, 6%, 5/1/29	1,078,583	208,880
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.684%, 5/1/39[4]	13,575,000	13,128,403

16	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Continued
ML-CFC Commercial Mortgage Trust 2006-3, Commercial Mtg. Pass-Through Certificates:
Series 2006-3, Cl. AM, 5.456%, 7/12/46	$3,602,000	$4,029,936
Series 2006-3, Cl. AJ, 5.485%, 7/1/46	21,180,000	19,297,119
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 5.882%, 6/1/49[4]	22,125,000	24,454,652
Morgan Stanley Capital I Trust 2007-IQ16, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. AM, 6.103%, 12/1/49[4]	7,833,000	9,223,322
Morgan Stanley, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2012-R3, Cl. 1A, 2.298%, 11/1/36[4,6]	3,845,109	3,815,334
Series 2012-R3, Cl. 1B, 2.298%, 11/1/36[4,6]	14,229,690	7,564,968
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-QA4, Cl. A32, 3.48%, 4/25/35[4]	289,705	54,470
Residential Asset Securitization Trust 2006-A12, Mtg. Pass-Through Certificates, Series 2006-A12, Cl. 1A, 6.25%, 11/1/36	1,678,782	1,270,190
Sequoia Mortgage Trust, Mtg. Pass-Through Certificates, Series 2012-2, Cl. A2, 3.50%, 3/1/42	1,553,430	1,585,902
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1, 5.808%, 2/1/37[4]	15,727,350	12,873,300
Structured Adjustable Rate Mortgage Loan Trust 2006-4, Commercial Mtg. Pass-Through Certificates, Series 2006-4, Cl. 6A, 5.333%, 5/1/36[4]	3,629,831	3,012,928
UBS-Barclays Commercial Mortgage Trust 2012-C2, Commerical Mtg. Pass-Through Certificates, Series 2012-C2, Cl. E, 4.893%, 5/1/63[3,4]	2,016,000	1,826,915
Wachovia Bank Commercial Mortgage Trust 2006-C23, Commercial Mtg. Pass-Through Certificates, Series 2006-C23, Cl. AJ, 5.515%, 1/1/45	16,865,000	17,703,452
Wachovia Bank Commercial Mortgage Trust 2006-C25, Commercial Mtg. Pass-Through Certificates, Series 2006-C25, Cl. AJ, 5.736%, 5/1/43[4]	19,685,000	20,051,348

17	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Continued
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg. Pass-Through Certificates, Series 2007-OA3, Cl. 5A, 2.288%, 4/1/47[4]	$1,873,476	$1,269,174
Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2, 2.696%, 11/1/34[4]	906,451	26,926
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.613%, 2/1/35[4]	8,826,946	8,792,517
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4, 5.716%, 4/1/37[4]	6,964,349	6,396,247
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 11.401%, 3/1/44[10]	24,965,878	2,042,259

		710,682,302
Multifamily–0.8%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2006-2, Cl. AJ, 5.762%, 5/1/45[4]	10,705,000	10,960,555
CHL Mortgage Pass-Through Trust 2006-20, Mtg. Pass-Through Certificates, Series 2006-20, Cl. 1A17, 5.75%, 2/1/37	8,506,721	7,720,458
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.596%, 6/1/36[4]	19,036,962	17,713,608
Countrywide Alternative Loan Trust 2005-J14, Mtg. Pass-Through Certificates, Series 2005-J14, Cl. A7, 5.50%, 12/1/35	10,942,450	9,089,877
Countrywide Alternative Loan Trust 2006-24CB, Mtg. Pass-Through Certificates, Series 2006-24CB, Cl. A12, 5.75%, 6/1/36	5,351,950	4,340,657
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A2M, 5.018%, 5/1/37[4]	14,756,213	14,175,025

18	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Multifamily Continued
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust, Mtg. Pass-Through Certificates, Series 2005-AR15, Cl. 1A2, 2.617%, 9/1/35[4]	$1,357,937	$1,325,973
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.627%, 3/1/36[4]	8,330,826	8,134,077
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.76%, 3/25/36[4]	4,275,610	4,136,424

		77,596,654
Residential–4.0%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 1.17%, 5/25/34[4]	4,510,701	4,197,431
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2007-4, Cl. AM, 5.796%, 2/1/51[4]	23,790,000	26,859,552
Series 2007-1, Cl. 1A3, 6%, 1/1/37	4,109,406	3,590,846
Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates, Series 2007-C, Cl. 1A4, 5.496%, 5/1/36[4]	7,094,718	6,963,317
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates, Series 2004-2, Cl. 12A2, 2.906%, 5/1/34[4]	6,492,058	6,315,172
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 0.77%, 2/25/33[4]	20,235	18,775
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35	4,846,974	4,702,728
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35	17,899,135	16,611,328
CHL Mortgage Pass-Through Trust 2005-30, Mtg. Pass-Through Certificates, Series 2005-30, Cl. A5, 5.50%, 1/1/36	3,515,014	3,428,501
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35	4,564,971	4,797,268
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	839,186	776,187

19	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Residential Continued
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 1A1, 3.054%, 6/1/47[4]	$5,243,517	$4,472,744
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 1A3, 2.672%, 5/1/35[4]	5,780,011	5,670,934
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through Certificates, Series 2005-3, Cl. 2A4, 2.888%, 8/1/35[4]	11,382,507	9,068,591
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 1A2, 3.016%, 3/1/36[4]	13,665,551	11,630,368
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49	23,105,000	24,808,046
Countrywide Alternative Loan Trust 2006-43CB, Mtg. Pass-Through Certificates, Series 2006-43CB, Cl.1A10, 6%, 2/1/37	22,508,551	17,768,757
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through Certificates:
Series 2007-19, Cl. 1A4, 6%, 8/1/37	8,345,109	6,752,374
Series 2007-19, Cl. 1A34, 6%, 8/1/37	25,823,860	20,895,157
Countrywide Home Loans, Asset-Backed Certificates, Series 2005-16, Cl. 2AF2, 5.227%, 5/1/36[4]	899,902	840,852
CSMC Mortgage-Backed Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 2A10, 6%, 4/1/37	3,972,394	3,443,283
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.33%, 6/25/47[4]	3,888,978	3,840,619
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:
Series 2006-H, Cl. 2A1A, 0.359%, 11/15/36[4]	165,540	73,456
Series 2005-G, Cl. 2A, 0.439%, 12/15/35[4]	391,411	216,843
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates, Series 2005-AR6, Cl. 1A4, 2.654%, 9/1/35[4]	14,361,213	14,481,229
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	1,204,776	1,163,914

20	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Residential Continued
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through Certificates, Series 2005-1, Cl. M6, 5.863%, 6/1/35	$2,774,000	$2,024,523
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36	5,195,566	4,915,371
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 7A1, 3.041%, 7/1/35[4]	6,443,035	6,349,002
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.185%, 9/11/45[4]	27,890,000	31,541,387
Lehman Mortgage Trust, Mtg. Pass-Through Certificates, Series 2006-1, Cl. 1A3, 5.50%, 2/1/36	1,214,109	976,266
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 0.31%, 8/25/36[4]	4,976,999	1,845,476
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1, 2.677%, 10/25/36[4]	6,728,483	6,476,269
Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 2.693%, 12/25/34[4]	277,576	278,880
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[6,9]	4,912,783	393,023
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.504%, 1/1/36[4]	827,520	742,531
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	14,364	14,831
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates:
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	144,624	107,917
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36	5,652,010	4,217,462
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	2,637,987	1,978,526

21	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Residential Continued
Residential Asset Securitization Trust 2005-A14, Mtg. Pass-Through Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35	$8,514,967	$7,499,366
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36	12,617,874	11,355,178
Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35	10,913,281	10,854,005
Terwin Mortgage Trust, Home Equity Asset-Backed Securities, Series 2006-4SL, Cl. A1, 2.601%, 5/1/37[3,4,5]	424,312	194,356
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2007-AR12, Cl. 1A8, 2.472%, 10/1/35[4]	5,623,212	5,241,654
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 1A2, 2.697%, 9/1/36[4]	2,189,241	1,775,278
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 2.685%, 2/1/37[4]	32,397,688	26,004,069
Series 2007-HY1, Cl. 5A1, 4.711%, 2/1/37[4]	19,624,505	16,055,583
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 5.147%, 5/1/37[4]	3,331,927	3,228,004
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 4.812%, 6/25/37[4]	8,220,846	6,807,777
WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates, Series 2006-AR18, Cl. 3A1, 4.60%, 1/1/37[4]	2,623,458	2,305,930
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	1,908,932	2,031,005

22	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Residential Continued
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.632%, 10/1/36[4]	$7,735,893		$7,628,426

			366,230,367

Total Mortgage-Backed Obligations (Cost $3,080,822,217)			3,158,056,499
U.S. Government Obligations–4.0%
Federal Home Loan Mortgage Corp. Nts.:
0.75%, 1/12/18	30,570,000		30,400,337
1.25%, 8/1/19-10/2/19	25,200,000		25,171,232
2.375%, 1/13/22	4,097,000		4,283,864
Federal National Mortgage Assn. Nts.:
0.875%, 12/20/17	60,936,000		61,129,106
4.375%, 10/15/15	10,660,000		11,844,209
U.S. Treasury Nts.:
1.625%, 11/15/22[12,13]	227,200,000		224,466,557
STRIPS, 0.891%, 8/15/16[14]	11,000,000		10,804,574

Total U.S. Government Obligations (Cost $369,805,783)			368,099,879
Foreign Government Obligations–26.5%
Australia–0.4%
New South Wales Treasury Corp. Bonds:
Series 14, 5.50%, 8/1/14	3,360,000	AUD	3,631,656
Series 15, 6%, 4/1/25	2,455,000	AUD	2,714,037
Series 17, 5.50%, 3/1/17	2,400,000	AUD	2,713,131
Queensland Treasury Corp. Nts.:
Series 15, 6%, 10/14/15	4,920,000	AUD	5,513,642
Series 17, 6%, 9/14/17	3,935,000	AUD	4,559,230
Series 21, 6%, 6/14/21	4,835,000	AUD	5,804,651
Series 24, 5.75%, 7/22/24	4,100,000	AUD	4,747,773
Victoria Treasury Corp. Nts., Series 1116, 5.75%, 11/15/16	5,995,000	AUD	6,795,429
Western Australia Treasury Corp. Nts., Series 15, 7%, 4/15/15	2,465,000	AUD	2,783,658

			39,263,207
Belgium–0.2%
Belgium (Kingdom of) Bonds, Series 58, 3.75%, 9/28/20	9,860,000	EUR	15,065,263
Bolivia–0.0%
Bolivia (Plurinational State of) Unsec. Bonds, 4.875%, 10/31/22	3,170,000		3,098,675
Brazil–2.8%
Brazil (Federative Republic of) Nota Do Tesouro Nacional Nts.:
9.762%, 1/1/14	94,270,000	BRR	47,217,617

23	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Brazil Continued
9.762%, 1/1/17	112,665,000	BRR	$57,959,394
9.762%, 1/1/21	155,160,000	BRR	79,969,659
12.994%, 5/15/45[15]	12,885,000	BRR	19,252,219
Series NTNF, 10%, 1/1/23	31,435,000	BRR	16,160,311
Series NTNB, 12.792%, 8/15/50[15]	11,715,000	BRR	17,893,148
Brazil (Federative Republic of) Nota Do Tesouro Nacional Unsec. Bonds, 10%, 1/1/18	39,555,000	BRR	20,424,586

			258,876,934
Canada–0.2%
Canada (Government of) Nts., 3.75%, 6/1/19	7,235,000	CAD	8,247,696
Canada (Government of) Treasury Bills, 1.022%, 3/28/13[14]	6,535,000	CAD	6,555,399

			14,803,095
Colombia–0.3%
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41	22,540,000		31,060,120
Costa Rica–0.1%
Costa Rica (Republic of) Sr. Unsec. Unsub. Nts., 4.25%, 1/26/23[3]	9,600,000		9,734,400
Croatia–0.2%
Croatia (Republic of) Unsec. Nts.:
6.25%, 4/27/17[3]	8,110,000		8,912,890
6.375%, 3/24/21[3]	4,280,000		4,889,900
6.75%, 11/5/19[3]	4,110,000		4,731,638

			18,534,428
Denmark–0.1%
Denmark (Kingdom of) Bonds, 4%, 11/15/19	21,815,000	DKK	4,735,279
Finland–0.0%
Finland (Repulic of) Unsec. Bonds, 1.625%, 9/15/22	2,000,000	EUR	2,665,591
France–0.5%
France (Republic of) Bonds:
3.25%, 10/25/21	4,210,000	EUR	6,232,878
3.75% 10/25/19	8,860,000	EUR	13,622,332
4%, 4/25/60	2,045,000	EUR	3,242,907
4.50%, 4/25/41	4,120,000	EUR	7,024,671
France (Republic of) Treasury Nts., 1%, 7/25/17	14,515,000	EUR	19,495,009

			49,617,797
Germany–0.3%
Germany (Federal Republic of) Bonds, 2.50%, 7/4/44	3,225,000	EUR	4,598,460

24	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Germany Continued
Germany (Federal Republic of) Sec. Bonds, Series 164, 0.50%, 10/13/17	9,675,000	EUR	$12,896,050
Germany (Federal Republic of) Unsec. Bonds, 1.50%, 9/4/22	4,765,000	EUR	6,400,371

			23,894,881
Hungary–2.1%
Hungary (Republic of) Bonds:
6.75%, 11/24/17	3,337,000,000	HUF	15,724,282
Series 13/D, 6.75%, 2/12/13	11,723,000,000	HUF	53,182,850
Series 14/D, 6.75%, 8/22/14	1,608,000,000	HUF	7,462,354
Series 15C, 7.75%, 8/24/15	4,728,000,000	HUF	22,541,973
Series 15/A, 8%, 2/12/15	850,000,000	HUF	4,063,325
Series 16/C, 5.50%, 2/12/16	1,122,000,000	HUF	5,069,527
Series 17/B, 6.75%, 2/24/17	2,606,000,000	HUF	12,227,530
Series 19/A, 6.50%, 6/24/19	1,850,000,000	HUF	8,677,326
Series 20/A, 7.50%, 11/12/20	1,927,000,000	HUF	9,597,509
Series 22A, 7%, 6/24/22	1,256,000,000	HUF	6,104,112
Series 23A, 6%, 11/24/23	864,000,000	HUF	3,891,755
Hungary (Republic of) Sr. Unsec. Bonds, 7.625%, 3/29/41	500,000		580,000
Hungary (Republic of) Sr. Unsec. Nts., 5.75%, 6/11/18	1,315,000	EUR	1,808,125
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%, 3/29/21	2,105,000		2,334,445
Hungary (Republic of) Treasury Bills:
6.053%, 2/20/13[14]	5,088,000,000	HUF	22,908,663
6.074%, 5/29/13[14]	1,954,000,000	HUF	8,684,634
6.261%, 4/17/13[14]	1,305,000,000	HUF	5,835,191

			190,693,601
Indonesia–0.2%
Indonesia (Republic of) Nts., 5.25%, 1/17/42[3]	3,440,000		4,011,900
Indonesia (Republic of) Sr. Unsec. Bonds, 4.875%, 5/5/21[3]	3,640,000		4,199,650
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38[3]	1,920,000		2,908,800

25	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Indonesia Continued
Indonesia (Republic of) Unsec. Nts., 3.75%, 4/25/22[3]	$7,980,000		$8,528,625

			19,648,975
Ireland–0.1%
Ireland (Republic of) Treasury Bonds, 4.40%, 6/18/19	3,575,000	EUR	4,771,077
Israel–0.1%
Israel (State of) Sr. Unsec. Bonds, 4%, 6/30/22	11,050,000		12,041,207
Italy–0.6%
Italy (Republic of) Bonds:
4%, 9/1/20	3,680,000	EUR	4,895,333
4.50%, 3/1/19	10,645,000	EUR	14,728,515
5%, 3/1/22	1,945,000	EUR	2,707,750
5%, 9/1/40	4,040,000	EUR	5,343,172
Series EU, 1.216%, 10/15/17[4]	2,465,000	EUR	2,998,938
Italy (Republic of) Sr. Unsec. Nts., 4.50%, 6/8/15	477,000,000	JPY	5,711,562
Italy (Republic of) Treasury Bills, 1.504%, 1/31/13[14]	8,455,000	EUR	11,156,314
Italy (Republic of) Treasury Bonds:
3.50%, 11/1/17	2,055,000	EUR	2,740,984
5.75%, 2/1/33	1,735,000	EUR	2,498,061

			52,780,629
Ivory Coast–0.1%
Ivory Coast Bonds, 3.75%, 12/31/32	9,605,000		9,028,700
Japan–1.9%
Japan Bonds:
2 yr., 0.10%, 5/15/14	3,565,000,000	JPY	41,150,680
5 yr., 0.30%, 3/20/17	2,185,000,000	JPY	25,393,642
10 yr., Series 301, 1.50%, 6/20/19	2,176,000,000	JPY	26,986,243
10 yr., 1.10%, 3/20/21	904,000,000	JPY	10,865,499
20 yr., Series 112, 2.10%, 6/20/29	2,747,000,000	JPY	34,473,320
30 yr., 2%, 3/20/42	1,666,000,000	JPY	19,436,250
Japan Sr. Unsec. Bonds, Series 134, 1.80%, 3/20/32	1,329,000,000	JPY	15,572,211

			173,877,845
Kazakhstan–0.1%
Development Bank of Kazakhstan Sr. Unsec. Bonds, 4.125%, 12/10/22[3]	5,215,000		5,280,188
Latvia–0.1%
Latvia (Republic of) Nts., 5.25%, 2/22/17[3]	7,990,000		8,976,765

26	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Lithuanua–0.1%
Lithuania (Republic of) Sr. Unsec. Bonds, 6.625%, 2/1/22[3]	$7,890,000		$10,119,320
Malaysia–0.6%
Central Bank of Malaysia Treasury Bills:
Series 5312, 2.984%, 1/22/13[14]	52,590,000	MYR	17,169,104
Series 5612, 3%, 2/7/13[14]	52,590,000	MYR	17,145,028
Series 6212 2.968%, 2/28/13[14]	26,300,000	MYR	8,559,936
Malaysia (Government of) Sr. Unsec. Bonds:
Series 1/06, 4.262%, 9/15/16	8,640,000	MYR	2,937,462
Series 0210, 4.012%, 9/15/17	6,890,000	MYR	2,329,331
Wakala Global Sukuk Bhd Bonds, 4.646%, 7/6/21[3]	8,005,000		9,259,135

			57,399,996
Mexico–1.6%
United Mexican States Bonds:
Series M, 6.50%, 6/10/21[4]	206,215,000	MXN	17,320,541
Series M20, 7.50%, 6/3/27[4]	391,340,000	MXN	35,297,104
Series M10, 7.75%, 12/14/17	85,085,000	MXN	7,343,246
Series M, 8%, 6/11/20	169,390,000	MXN	15,443,460
Series M20, 8.50%, 5/31/29[4]	195,430,000	MXN	19,066,259
United Mexican States Treasury Bills:
4.552%, 4/4/13[14]	218,600,000	MXN	16,725,065
4.623%, 4/18/13[14]	234,700,000	MXN	17,926,008
4.668%, 5/16/13[14]	234,700,000	MXN	17,859,191

			146,980,874
Mongolia–0.0%
Mongolia (Government of) Sr. Unsec. Bonds, 5.125%, 12/5/22	1,580,000		1,556,300
Nigeria–0.5%
Nigeria (Federal Republic of) Treasury Bills:
13.662%, 9/5/13[14]	1,179,000,000	NGN	6,962,744
13.779%, 9/26/13[14]	591,000,000	NGN	3,473,142
14.326%, 6/6/13[14]	262,000,000	NGN	1,595,987
15.149%, 3/7/13[14]	140,000,000	NGN	876,802
15.205%, 3/28/13[14]	520,000,000	NGN	3,231,170
Series 364, 15.572%, 4/25/13[14]	391,000,000	NGN	2,405,410
Series 364, 16.895%, 2/7/13[14]	526,000,000	NGN	3,323,252
Nigeria (Federal Republic of) Treasury Bonds:
7%, 10/23/19	1,088,000,000	NGN	5,435,471

27	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Nigeria Continued
16%, 6/29/19	1,109,000,000	NGN	$8,375,560
16.39%, 1/27/22	1,760,000,000	NGN	14,010,118

			49,689,656
Peru–1.1%
Peru (Republic of) Bonds, 7.35%, 7/21/25	11,860,000		17,244,440
Peru (Republic of) Sr. Unsec. Bonds:
6.95%, 8/12/31[3]	58,690,000	PEN	28,980,559
8.20%, 8/12/26[3]	34,160,000	PEN	18,807,740
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20[3]	49,320,000	PEN	24,400,116
Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%, 11/18/50	8,105,000		10,548,658

			99,981,513
Philippines–0.1%
Philippines (Republic of the) Sr. Unsec. Bonds, 5%, 1/13/37	3,290,000		4,009,688
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%, 10/23/34	3,285,000		4,623,638

			8,633,326
Poland–0.5%
Poland (Republic of) Bonds:
5.25%, 10/25/20	59,110,000	PLZ	21,458,755
Series WS0922, 5.75%, 9/23/22	49,760,000	PLZ	18,860,505
Series 0415, 5.50%, 4/25/15	8,480,000	PLZ	2,884,575
Series 1017, 5.25%, 10/25/17	11,755,000	PLZ	4,142,637

			47,346,472
Portugal–0.0%
Portuguese (Republic) Sr. Unsec. Bonds:
4.10%, 4/15/37	1,245,000	EUR	1,103,705
4.95%, 10/25/23	955,000	EUR	1,079,228

			2,182,933
Qatar–0.2%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20[3]	3,620,000		4,334,950
Qatar (State of) Sr. Unsec. Nts.:
5.75%, 1/20/42[3]	4,480,000		5,846,400
6.40%, 1/20/40[3]	3,100,000		4,349,920

			14,531,270

28	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Romania–0.2%
Romania Sr. Unsec. Bonds, 6.75%, 2/7/22[3]	$15,430,000		$18,805,313
Russia–1.9%
Russian Federation Bonds:
7.50%, 3/15/18[4]	692,300,000	RUR	23,777,011
7.50%, 2/27/19[4]	815,600,000	RUR	28,150,373
7.60%, 4/14/21[4]	886,600,000	RUR	30,743,041
Series 6206, 7.40%, 6/14/17[4]	1,584,100,000	RUR	53,883,095
Russian Federation Unsec. Bonds:
5.625%, 4/4/42[3]	5,350,000		6,660,750
Series 9, 7.90%, 3/18/21[4]	157,400,000	RUR	5,146,720
Vnesheconombank Sr. Unsec. Bonds, Series 18, 8.693%, 9/17/32[4]	163,700,000	RUR	5,413,534
Vnesheconombank Via VEB Finance plc Sr. Unsec. Nts., 6.025%, 7/5/22[3]	7,220,000		8,429,350
Vnesheconombank Via VEB Finance plc Sr. Unsec. Unsub. Nts.:
6.80%, 11/22/25[3]	8,525,000		10,485,750
6.902%, 7/9/20[3]	5,185,000		6,338,922

			179,028,546
Serbia–0.1%
Serbia (Republic of) Sr. Unsec. Nts., 5.25%, 11/21/17[3]	6,330,000		6,599,025
Slovakia–0.1%
Slovakia (Republic of) Bonds, 4.375%, 5/21/22[3]	10,615,000		11,616,207
Slovenia–0.0%
Slovenia (Republic of) Sr. Unsec. Bonds, 5.50%, 10/26/22[3]	4,095,000		4,309,988
South Africa–1.3%
South Africa (Republic of) Bonds:
Series R208, 6.75%, 3/31/21	515,185,000	ZAR	62,252,154
Series R207, 7.25%, 1/15/20	450,840,000	ZAR	56,142,623

			118,394,777
Spain–0.3%
Comunidad De Madrid Sr. Unsec. Nts., 4.30%, 9/15/26	2,745,000	EUR	2,559,607
Instituto de Credito Oficial Sr. Unsec. Nts., 5%, 5/15/15	7,800,000	NOK	1,339,823
Spain (Kingdom of) Bonds:
5.50%, 7/30/17	5,275,000	EUR	7,383,329
5.85%, 1/31/22	5,785,000	EUR	7,979,192

29	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Spain Continued
Spain (Kingdom of) Sr. Unsec. Bonds, 4.30%, 10/31/19	2,975,000	EUR	$3,862,081
Spain (Kingdom of) Unsec. Bonds, 3.30%, 10/31/14	1,450,000	EUR	1,928,906

			25,052,938
Sri Lanka–0.1%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Nts.:
6.25%, 10/4/20[3]	4,750,000		5,189,375
6.25%, 7/27/21[3]	5,890,000		6,446,776

			11,636,151
The Netherlands–0.2%
Netherlands (Kingdom of the) Bonds, 4%, 7/15/19	9,805,000	EUR	15,471,024
Turkey–5.2%
Turkey (Republic of) Bonds:
6.875%, 3/17/36	9,850,000		13,334,438
7%, 3/11/19	4,625,000		5,768,531
9%, 3/5/14	81,080,000	TRY	47,154,068
9%, 3/8/17	154,630,000	TRY	95,216,264
9.50%, 1/12/22[4]	89,570,000	TRY	60,325,881
9.973%, 7/17/13[14]	74,990,000	TRY	40,719,786
10.50%, 1/15/20[4]	4,165,000	TRY	2,861,417
15.959%, 8/14/13[15]	8,410,000	TRY	6,955,970
Turkey (Republic of) Nts., 7.50%, 7/14/17	5,915,000		7,221,919
Turkey (Republic of) Unsec. Bonds:
5.396%, 2/11/15[4,15]	8,255,000	TRY	6,226,802
5.99%, 5/15/13[14]	289,600,000	TRY	158,920,831
6.25%, 9/26/22	11,140,000		13,913,860
Turkey (Republic of) Unsec. Nts.:
5.125%, 3/25/22	4,175,000		4,811,688
6%, 1/14/41	13,655,000		17,085,819

			480,517,274
Ukraine–0.1%
Ukraine (Republic of) Bonds, 7.75%, 9/23/20[3]	3,100,000		3,200,750
Ukraine (Republic of) Sr. Unsec. Nts., 7.95%, 2/23/21[3]	4,535,000		4,716,400

			7,917,150
United Arab Emirates–0.2%
Emirates of Dubai Sr. Unsec. International Bonds:
5.591%, 6/22/21	7,500,000		8,220,000
6.45%, 5/2/22	2,725,000		3,195,063

30	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
United Arab Emirates Continued
7.75%, 10/5/20	$8,430,000		$10,663,950

			22,079,013
United Kingdom–0.4%
United Kingdom Treasury Bonds:
3.75%, 9/7/21	3,155,000	GBP	6,021,776
4%, 9/7/16	6,275,000	GBP	11,476,678
4.75%, 12/7/38	8,725,000	GBP	18,708,909

			36,207,363
Uruguay–0.4%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36	8,565,000		13,310,010
Uruguay (Oriental Republic of) Sr. Unsec. Bonds, 4.702%, 12/15/28[15]	207,600,000	UYU	14,213,620
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	3,554,896		5,179,483

			32,703,113
Venezuela–0.9%
Venezuela (Republic of) Bonds:
9%, 5/7/23	16,215,000		15,809,625
11.95%, 8/5/31	12,855,000		14,686,838
Venezuela (Republic of) Nts., 8.25%, 10/13/24	8,250,000		7,631,250
Venezuela (Republic of) Sr. Unsec. Bonds, 11.75%, 10/21/26	3,525,000		3,992,063
Venezuela (Republic of) Sr. Unsec. Unsub. Nts., 12.75%, 8/23/22	4,290,000		5,019,300
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	8,510,000		6,850,550
7.65%, 4/21/25	13,935,000		12,332,475
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18[3]	17,155,000		19,470,925

			85,793,026

Total Foreign Government Obligations (Cost $2,308,007,297)			2,443,001,225
Loan Participations–0.1%
Angola (Republic of) Sr. Unsec. Nts., 7%, 8/16/19 (Cost $8,066,590)	7,360,000		8,169,600
Corporate Bonds and Notes–29.8%
Consumer Discretionary–4.6%
Auto Components–0.6%
Continental Rubber of America Corp., 4.50% Sr. Sec. Nts., 9/15/19[3]	1,445,000		1,486,029

31	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Auto Components Continued
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20	$10,090,000		$11,124,225
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17[3]	22,357,000		24,592,700
UCI International, Inc., 8.625% Sr. Unsec. Nts., 2/15/19	2,860,000		2,849,275
Visteon Corp., 6.75% Sr. Unsec. Nts., 4/15/19	10,319,000		11,041,330

			51,093,559
Automobiles–0.0%
Jaguar Land Rover plc:
7.75% Sr. Unsec. Bonds, 5/15/18[3]	1,945,000		2,129,775
8.25% Sr. Nts., 3/15/20[3]	900,000	GBP	1,629,230

			3,759,005
Diversified Consumer Services–0.1%
Monitronics International, Inc., 9.125% Sr. Unsec. Nts., 4/1/20	4,720,000		4,885,200
ServiceMaster Co.:
7% Sr. Nts., 8/15/20[3]	3,445,000		3,470,838
8% Sr. Unsec. Unsub. Nts., 2/15/20	2,990,000		3,132,025

			11,488,063
Hotels, Restaurants & Leisure–1.4%
Boyd Gaming Corp., 9.125% Sr. Unsec. Nts., 12/1/18	8,885,000		9,107,125
Burger King Corp., 9.875% Sr. Unsec. Unsub. Nts., 10/15/18	4,080,000		4,692,000
Caesars Entertainment Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18	45,185,000		30,160,988
CKE Restaurants, Inc., 11.375% Sec. Nts., 7/15/18	3,625,000		4,186,875
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[3]	8,520,000		8,998,185
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr. Sec. Nts., 4/1/17[3]	10,730,000		9,764,300
Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Unsub. Nts., 3/15/19	9,685,000		10,484,013
Landry’s, Inc., 9.375% Sr. Unsec. Nts., 5/1/20[3]	9,370,000		9,932,200
MCE Finance Ltd., 10.25% Sr. Sec. Nts., 5/15/18	4,625,000		5,284,063
MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15	10,595,000		11,416,113
MGM Resorts International:
6.625% Sr. Unsec. Unsub. Nts., 12/15/21	1,480,000		1,481,850
6.75% Sr. Unsec. Nts., 10/1/20[3]	2,055,000		2,103,806
MTR Gaming Group, Inc., 11.50% Sec. Nts., 8/1/19	4,442,100		4,730,837

32	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure Continued
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19	$7,515,000	$8,604,675
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[6,9]	14,750,000	—
Viking Cruises Ltd., 8.50% Sr. Nts., 10/15/22[3]	2,850,000	3,092,250

		124,039,280
Household Durables–0.3%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15	1,125,000	1,133,438
9.125% Sr. Unsec. Nts., 5/15/19	13,690,000	14,391,613
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	1,075,000	1,166,375
K Hovnanian Enterprises, Inc., 9.125% Sec. Nts., 11/15/20[3]	1,720,000	1,831,800
Libbey Glass, Inc., 6.875% Sr. Sec. Nts., 5/15/20	3,585,000	3,871,800

		22,395,026
Leisure Equipment & Products–0.1%
FGI Operating Co. LLC/FGI Finance, Inc., 7.875% Sr. Sec. Nts., 5/1/20[3]	9,370,000	9,697,950
Media–1.7%
Affinion Group Holdings, Inc., 11.625% Sr. Unsec. Nts., 11/15/15	5,705,000	3,708,250
Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18	15,120,000	11,604,600
AMC Entertainment, Inc., 8.75% Sr. Unsec. Nts., 6/1/19	4,440,000	4,939,500
Belo (A.H.) Corp., 7.75% Sr. Unsec. Unsub. Debs., 6/1/27	13,703,000	14,199,734
Cinemark USA, Inc., 5.125% Sr. Unsec. Nts., 12/15/22[3]	2,215,000	2,253,763
Clear Channel Communications, Inc., 5.75% Sr. Unsec. Unsub. Nts., 1/15/13	1,685,000	1,689,213
CSC Holdings LLC, 6.75% Sr. Unsec. Nts., 11/15/21[3]	1,000,000	1,113,750
Cumulus Media Holdings, Inc., 7.75% Sr. Unsec. Unsub. Nts., 5/1/19	5,980,000	5,905,250
DISH DBS Corp.:
5.875% Sr. Unsec. Nts., 7/15/22	6,115,000	6,604,200
7.875% Sr. Unsec. Nts., 9/1/19	10,315,000	12,274,850
Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17	8,721,000	9,505,890
Getty Images, Inc., 7% Sr. Nts., 10/15/20[3,7]	3,560,000	3,657,900
Gray Television, Inc., 7.50% Sr. Unsec. Nts., 10/1/20[3]	7,825,000	8,040,188

33	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Media Continued
Igloo Holdings Corp., 8.25% Sr. Unsec. Nts., 12/15/17[6,8]	$10,346,000	$10,281,338
LIN Television Corp., 6.375% Sr. Nts., 1/15/21[3]	1,425,000	1,503,375
Newport Television LLC/NTV Finance Corp., 13% Sr. Nts., 3/15/17[6,8]	6,682,145	7,116,484
Nexstar Broadcasting, Inc., 6.875% Sr. Unsec. Nts., 11/15/20[3]	3,690,000	3,805,313
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875% Sec. Nts., 4/15/17	8,620,000	9,503,550
Sinclair Television Group, Inc.:
6.125% Sr. Nts., 10/1/22[3]	9,115,000	9,718,869
8.375% Sr. Unsec. Nts., 10/15/18	3,025,000	3,395,563
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.50% Sr. Sec. Nts., 3/15/19	3,945,000	4,359,225
Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20[3]	7,295,000	7,933,313
UPCB Finance V Ltd., 7.25% Sr. Sec. Nts., 11/15/21[3]	5,975,000	6,602,375
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[3]	9,320,000	10,135,500

		159,851,993
Specialty Retail–0.3%
Burlington Coat Factory Warehouse Corp., 10% Sr. Unsec. Nts., 2/15/19	2,360,000	2,560,600
J. Crew Group, Inc., 8.125% Sr. Unsec. Nts., 3/1/19	4,660,000	4,951,250
Limited Brands, Inc., 5.625% Sr. Nts., 2/15/22	9,385,000	10,253,113
Michaels Stores, Inc., 7.75% Sr. Unsec. Nts., 11/1/18	745,000	821,363
Petco Holdings, Inc., 8.50% Sr. Nts., 10/15/17[3,8]	3,560,000	3,675,700
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	7,245,000	8,041,950

		30,303,976
Textiles, Apparel & Luxury Goods–0.1%
Levi Strauss & Co., 7.625% Sr. Unsec. Unsub. Nts., 5/15/20	4,440,000	4,861,800
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15	3,460,000	3,416,750

		8,278,550

34	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Consumer Staples–0.8%
Beverages–0.0%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub. Nts., 7/24/17[4]	5,535,000	BRR	$3,058,104
Food & Staples Retailing–0.0%
Rite Aid Corp., 7.50% Sr. Sec. Nts., 3/1/17	3,070,000		3,169,775
Food Products–0.6%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16[3]	10,750,000		11,072,500
ASG Consolidated LLC, 13.80% Sr. Nts., 5/15/17[3,8]	7,414,277		6,821,135
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17[3]	7,664,000		8,277,120
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15[3]	11,845,000		12,585,313
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15[3]	12,045,000		12,556,913

			51,312,981
Household Products–0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.75% Sr. Sec. Nts., 10/15/20[3]	3,655,000		3,782,925
9% Sr. Unsec. Unsub. Nts., 4/15/19	4,740,000		4,953,300
Spectrum Brands Holdings, Inc., 9.50% Sr. Sec. Nts., 6/15/18	4,175,000		4,759,500

			13,495,725
Tobacco–0.1%
Alliance One International, Inc., 10% Sr. Unsec. Nts., 7/15/16	4,525,000		4,785,188
Energy–5.7%
Energy Equipment & Services–0.6%
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts., 6/15/19	3,720,000		3,329,400
Hercules Offshore, Inc., 7.125% Sr. Sec. Nts., 4/1/17[3]	4,725,000		4,973,063
Hornbeck Offshore Services, Inc., 5.875% Sr. Unsec. Nts., 4/1/20	9,530,000		10,006,500
Offshore Group Investment Ltd.:
7.50% Sr. Sec. Nts., 11/1/19[3]	9,210,000		9,348,150
11.50% Sr. Sec. Nts., 8/1/15	4,979,000		5,439,558
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20	8,780,000		9,482,400
QGOG Constellation SA, 6.25% Sr. Unsec. Nts., 11/9/19[3]	4,785,000		5,000,325
SESI LLC, 6.375% Sr. Unsec. Nts., 5/1/19	3,350,000		3,601,250

			51,180,646

35	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels–5.1%
Access Midstream Partners LP/ACMP Finance Corp., 4.875% Sr. Unsec. Unsub. Nts., 5/15/23	$5,910,000	$6,006,038
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[3]	7,430,000	8,175,601
Alpha Natural Resources, Inc., 6% Sr. Unsec. Unsub. Nts., 6/1/19	7,045,000	6,516,625
Antero Resources Finance Corp.:
6% Sr. Unsec. Nts., 12/1/20[3]	3,700,000	3,764,750
9.375% Sr. Unsec. Nts., 12/1/17	752,500	829,631
Arch Coal, Inc., 7.25% Sr. Unsec. Unsub. Nts., 6/15/21	5,080,000	4,711,700
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
6.625% Sr. Nts., 10/1/20[3]	2,845,000	2,958,800
8.75% Sr. Unsec. Sub. Nts., 6/15/18	4,725,000	5,055,750
Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts., 10/1/19	3,720,000	3,943,200
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625% Sr. Unsec. Nts., 10/15/20	13,225,000	14,481,375
Chaparral Energy, Inc., 9.875% Sr. Unsec. Nts., 10/1/20	8,605,000	9,831,213
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125% Sr. Unsec. Unsub. Nts., 7/15/22	8,935,000	9,672,138
Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts., 5/1/22	9,080,000	9,988,000
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50% Sr. Unsec. Unsub. Nts., 12/15/19	1,790,000	1,973,475
Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22	5,730,000	6,202,725
Empresa Nacional del Petroleo, 4.75% Sr. Unsec. Unsub. Nts., 12/6/21[3]	545,000	586,163
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75% Sr. Unsec. Nts., 9/1/22	3,645,000	3,881,925
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37[3]	17,720,000	23,165,356
8.146% Sr. Sec. Nts., 4/11/18[3]	17,190,000	21,289,815
8.625% Sr. Sec. Nts., 4/28/34[3]	10,890,000	15,727,011
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[3]	23,270,000	30,920,013
Gazprom OAO Via Gaz Capital SA, 4.95% Sr. Unsec. Nts., 7/19/22[3]	9,540,000	10,284,120

36	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels Continued
Halcon Resources Corp., 8.875% Sr. Unsec. Nts., 5/15/21[3]	$2,955,000	$3,147,075
Hiland Partners LP/Hiland Partners Finance Corp., 7.25% Sr. Nts., 10/1/20[3]	1,035,000	1,112,625
Inergy Midstream LP/Finance Corp., 6% Sr. Unsec. Nts., 12/15/20[3]	2,955,000	3,058,425
KazMunayGaz National Co., 6.375% Sr. Unsec. Bonds, 4/9/21[3]	5,930,000	7,286,488
KMG Finance Sub BV, 9.125% Sr. Unsec. Unsub. Nts., 7/2/18[3]	10,690,000	14,177,613
Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr. Unsec. Nts., 4/15/20	16,575,000	18,149,625
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20[3]	17,010,000	19,752,863
7.25% Sr. Unsec. Unsub. Nts., 11/5/19[3]	3,960,000	4,860,900
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[3]	13,740,000	14,530,050
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[3]	7,030,000	6,854,250
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17	3,375,000	3,180,938
Novatek OAO via Novatek Finance Ltd., 4.422% Sr. Unsec. Nts., 12/13/22[3]	8,400,000	8,459,707
Oasis Petroleum, Inc., 6.875% Sr. Unsec. Nts., 1/15/23	2,400,000	2,586,000
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec. Nts., 6/30/21[3]	3,052,350	3,441,525
Pemex Project Funding Master Trust, 6.625% Unsec. Unsub. Bonds, 6/15/35	13,770,000	17,556,750
Pertamina Persero PT:
5.25% Nts., 5/23/21[3]	4,990,000	5,613,750
6% Sr. Unsec. Nts., 5/3/42[3]	5,275,000	5,967,344
6.50% Sr. Unsec. Nts., 5/27/41[3]	3,730,000	4,457,350
Petroleos de Venezuela SA:
5.125% Sr. Unsec. Nts., 10/28/16	2,840,000	2,499,200
8.50% Sr. Nts., 11/2/17[3]	13,270,000	13,137,300
12.75% Sr. Unsec. Nts., 2/17/22[3]	7,780,000	8,764,170
Petroleos Mexicanos:
1.95% Sr. Unsec. Nts., 12/20/22	655,000	668,482
2% Sr. Unsec. Nts., 12/20/22	3,255,000	3,330,129
5.50% Sr. Unsec. Unsub. Nts., 1/21/21	6,270,000	7,357,845
5.50% Sr. Unsec. Unsub. Nts., 6/27/44	13,705,000	15,109,763
6% Sr. Unsec. Unsub. Nts., 3/5/20	7,615,000	9,138,000
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[3]	8,960,000	11,997,440

37	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Oil, Gas & Consumable Fuels Continued
Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15	$4,655,000		$4,329,150
11.75% Sr. Nts., 1/1/16	3,825,000		3,796,313
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	4,150,000		4,616,875
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199% Sr. Unsec. Nts., 3/6/22[3]	6,740,000		6,874,800
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20[3]	7,160,000		7,607,500
SandRidge Energy, Inc.:
7.50% Sr. Unsec. Unsub. Nts., 2/15/23	5,820,000		6,256,500
8.75% Sr. Unsec. Nts., 1/15/20	4,165,000		4,581,500
Schahin II Finance Co. SPV Ltd., 5.875% Sr. Sec. Unsub. Nts., 9/25/22[3]	10,755,000		11,507,850
SM Energy Co., 6.50% Sr. Unsec. Unsub. Nts., 1/1/23	4,670,000		5,020,250
Tengizchevroil LLP, 6.124% Nts., 11/15/14[3]	1,970,182		2,050,427
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875% Sr. Nts., 10/1/20[3]	2,070,000		2,157,975

			474,960,171
Financials–5.4%
Capital Markets–0.8%
Banco BTG Pactual SA (Cayman), 5.75% Unsec. Sub. Nts., 9/28/22[3]	6,520,000		6,699,300
Berry Plastics Corp., 9.75% Sec. Nts., 1/15/21	5,895,000		6,823,463
Deutsche Bank Capital Funding Trust IV, 5.33% Unsec. Sub. Nts., 9/19/49[4]	1,190,000	EUR	1,264,579
Nationstar Mortgage LLC/Nationstar Capital Corp.:
7.875% Sr. Unsec. Nts., 10/1/20[3]	2,065,000		2,188,900
10.875% Sr. Unsec. Nts., 4/1/15	13,550,000		14,566,250
Nuveen Investments, Inc., 9.50% Sr. Unsec. Nts., 10/15/20[3]	3,655,000		3,655,000
Pinafore LLC/Pinafore, Inc., 9% Sec. Nts., 10/1/18	11,044,000		12,424,500
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17	6,165,000		5,548,500
UBS AG (Jersey Branch):
4.28% Unsec. Sub. Nts., 4/29/49	670,000	EUR	848,960
7.152% Unsec. Sub. Nts., 12/29/49	455,000	EUR	656,070
UBS Capital Securities Jersey Ltd., 8.836% Sub. Nts., 4/29/49	950,000	EUR	1,272,769

38	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Capital Markets Continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
8.75% Sr. Sec. Nts., 2/1/19	$9,565,000		$3,730,350
11.75% Sr. Sec. Nts., 1/15/19	15,199,000		10,867,285

			70,545,926
Commercial Banks–3.1%
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17[3]	7,935,000		8,887,200
Banco Bilbao Vizcaya Argentaria SA, 4% Sec. Nts., 2/25/25	640,000	EUR	816,200
Banco BMG SA:
8.875% Unsec. Sub. Nts., 8/5/20[3]	2,115,000		1,639,125
9.15% Nts., 1/15/16[3]	4,736,000		4,664,960
9.95% Unsec. Unsub. Nts., 11/5/19[3]	4,910,000		4,099,850
Banco do Brasil SA (Cayman):
3.875% Sr. Unsec. Nts., 10/10/22	6,810,000		6,878,100
9.25% Perpetual Jr. Sub. Bonds[3,16]	23,875,000		29,664,688
Banco do Estado do Rio Grande do Sul SA, 7.375% Sub Nts., 2/2/22[3]	14,115,000		15,526,500
Banco Santander Mexico SA, 4.125% Sr. Unsec. Nts., 11/9/22[3]	6,010,000		6,130,200
Bancolombia SA, 5.125% Unsec. Sub. Nts., 9/11/22	6,955,000		7,267,975
Bank of Scotland plc:
4.875% Sr. Sec. Nts., 12/20/24	815,000	GBP	1,582,540
4.875% Sr. Sec. Unsub. Nts., 11/8/16	495,000	GBP	913,048
Barclays Bank plc:
4.75% Sub. Nts., 3/15/49	1,340,000	EUR	1,359,226
6% Sr. Unsec. Sub. Nts., 1/14/21	365,000	EUR	546,479
BBVA Banco Continental SA, 5% Sr. Unsec. Nts., 8/26/22[3]	5,195,000		5,558,650
BBVA US Senior SAU, 4.664% Sr. Unsec. Nts., 10/9/15	2,360,000		2,421,124
BOM Capital plc, 6.699% Sr. Unsec. Nts., 3/11/15[3]	17,710,000		18,816,875
Caixa Economica Federal, 2.375% Sr. Unsec. Nts., 11/6/17[3]	6,880,000		6,845,600
CIT Group, Inc.:
4.25% Sr. Unsec. Nts., 8/15/17	1,455,000		1,504,591
5% Sr. Unsec. Nts., 8/15/22	5,820,000		6,228,704
Corp Andina de Fomento, 4.375% Sr. Unsec. Unsub. Nts., 6/15/22	5,665,000		6,155,498
Corp Financiera de Desarrollo SA, 4.75% Sr. Unsec. Nts., 2/8/22[3]	8,275,000		9,123,188
EUROFIMA Bonds, 6.25%, 12/28/18	3,355,000	AUD	3,848,932
Grupo Aval Ltd., 4.75% Sr. Unsec. Nts., 9/26/22[3]	6,895,000		6,998,425
Halyk Savings Bank of Kazakhstan JSC, 7.25% Unsec. Unsub. Nts., 5/3/17[3]	2,435,000		2,676,065

39	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Commercial Banks Continued
ICICI Bank Ltd., 6.375% Bonds, 4/30/22[3,4]	$6,665,000		$6,756,644
Lloyds TSB Bank plc:
6% Sr. Sec. Nts., 2/8/29	1,455,000	GBP	3,123,779
11.875% Unsec. Sub. Nts., 12/16/21	2,400,000	EUR	3,991,521
Norddeutsche Landesbank Girozentrale, 0.875% Sec. Nts., 10/16/15[3]	1,905,000		1,910,216
Royal Bank of Scotland NV, 6.50% Unsec. Sub. Nts., 5/17/18[4]	950,000	AUD	859,243
Royal Bank of Scotland plc (The):
2.375% Sr. Unsec. Sub. Nts., 11/2/15	290,000	CHF	304,165
13.125% Unsec. Sub. Nts., 3/19/22	1,155,000	AUD	1,435,553
Sberbank of Russia Via SB Capital SA:
5.125% Sub. Nts., 10/29/22[3]	13,540,000		13,861,575
5.40% Sr. Unsec. Nts., 3/24/17	4,060,000		4,448,339
6.125% Sr. Nts., 2/7/22[3]	13,650,000		15,629,250
Societe Generale SA, 2.75% Sr. Unsec. Nts., 10/12/17	1,885,000		1,918,917
Sparebank 1 Boligkreditt AS, 1.75% Sec. Nts., 11/15/19[3]	2,380,000		2,352,630
Stadshypotek AB:
1.875% Sec. Nts., 10/2/19[3]	2,360,000		2,360,694
6% Sec. Unsub. Bonds, 6/21/17	17,935,000	SEK	3,249,911
State Bank of India (London), 4.125% Sr. Unsec. Unsub. Nts., 8/1/17[3]	12,355,000		12,732,173
Sumitomo Mitsui Banking Corp., 1.80% Sr. Unsec. Nts., 7/18/17	1,365,000		1,392,028
Toronto-Dominion Bank (The), 1.50% Sec. Bonds, 3/13/17[3]	1,830,000		1,874,299
Turkiye Halk Bankasi AS, 4.875% Sr. Unsec. Nts., 7/19/17[3]	5,885,000		6,296,950
Turkiye Is Bankasi:
3.875% Sr. Unsec. Nts., 11/7/17[3]	8,410,000		8,607,635
6% Sub. Nts., 10/24/22[3]	4,785,000		5,066,119
VTB Bank OJSC Via VTB Capital SA, 6.95% Sub. Nts., 10/17/22[3]	5,120,000		5,529,600
VTB Capital SA:
6.315% Nts., 2/22/18[3]	3,990,000		4,394,187
6.465% Sr. Sec. Unsub. Nts., 3/4/15[3]	3,970,000		4,271,720
Westpac Banking Corp., 1.25% Sec. Nts., 12/15/17[3]	1,900,000		1,899,075
Yapi ve Kredi Bankasi AS:
5.50% Unsec. Sub. Nts., 12/6/22[3]	5,390,000		5,443,900
6.75% Sr. Unsec. Nts., 2/8/17[3]	5,720,000		6,435,000

			286,298,866

40	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Consumer Finance–0.2%
Community Choice Financial, Inc., 10.75% Sr. Sec. Nts., 5/1/19	$3,505,000		$3,391,088
JSC Astana Finance, 9.16% Nts., 3/14/12[9]	27,100,000		2,032,500
Milestone Aviation Group LLC, 8.625% Sr. Unsec. Nts., 12/15/17[3]	5,915,000		5,959,363
Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 5/15/18[3]	5,615,000		6,008,050
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15	4,285,000		4,777,775

			22,168,776
Diversified Financial Services–0.8%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[3]	9,238,368		9,708,601
Banco Invex SA, 31.938% Mtg.-Backed Certificates, Series 062U, 3/13/34[9,15]	17,962,375	MXN	897,137
Caisse Centrale Desjardins du Quebec, 1.60% Sec. Bonds, 3/6/17[3]	1,830,000		1,878,502
Caixa Economica Federal, 3.50% Sr. Unsec. Nts., 11/7/22[3]	5,505,000		5,601,338
Export Credit Bank of Turkey, 5.875% Sr. Unsec. Nts., 4/24/19[3]	10,305,000		11,763,158
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31	8,835,000		11,231,494
ING Bank NV, 2.625% Sr. Sec. Nts., 12/5/22[3]	3,820,000		3,792,954
Instituto de Credito Oficial:
5% Sr. Unsec. Unsub. Nts., 11/14/16	2,445,000		2,481,174
5% Sr. Unsec. Unsub. Nts., 4/10/17	4,805,000		4,866,168
JPMorgan Hipotecaria su Casita:
8.293% Sec. Nts., 8/26/35[6,15]	20,232,960	MXN	156,526
29.71% Mtg.-Backed Certificates, Series 06U, 9/25/35[4,15]	6,686,043	MXN	983,987
Magyar Export-Import Bank RT, 5.50% Sr. Unsec. Nts., 2/12/18[3]	4,735,000		4,794,188
PHH Corp., 9.25% Sr. Unsec. Unsub. Nts., 3/1/16	9,665,000		11,332,213
Rabobank Capital Funding Trust IV, 5.556% Unsec. Sub. Nts., 10/29/49[3]	765,000	GBP	1,251,573

			70,739,013
Insurance–0.0%
Swiss Reinsurance Co. via ELM BV, 4.455% Sr. Sec. Sub. Nts., 5/25/49[4]	470,000	AUD	426,778

41	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (REITs)–0.2%
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19	$6,025,000	$6,431,688
Felcor Lodging LP, 5.625% Sr. Sec. Nts., 3/1/23[3]	3,700,000	3,690,750
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts., 10/15/22	11,990,000	13,099,075

		23,221,513
Real Estate Management & Development–0.3%
BR Malls International Finance Ltd., 8.50% Sr. Unsec. Unsub. Nts., 1/29/49[3]	3,190,000	3,524,950
Realogy Corp.:
7.625% Sr. Sec. Nts., 1/15/20[3]	9,400,000	10,692,500
9% Sr. Sec. Nts., 1/15/20[3]	4,810,000	5,555,550
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13[3,4]	6,170,000	6,139,150

		25,912,150
Thrifts & Mortgage Finance–0.0%
Credit Mutuel/CIC Home Loan SFH, 1.50% Sec. Nts., 11/16/17[3]	1,430,000	1,418,583
Health Care–1.1%
Biotechnology–0.1%
Grifols SA, 8.25% Sr. Sec. Nts., 2/1/18	3,760,000	4,159,500
Universal Hospital Services, Inc., 7.625% Sr. Sec. Nts., 8/15/20[3]	2,165,000	2,286,781

		6,446,281
Health Care Equipment & Supplies–0.2%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17	5,680,000	4,700,200
Alere, Inc.:
7.25% Sr. Unsec. Nts., 7/1/18[3]	1,850,000	1,863,875
8.625% Sr. Unsec. Sub. Nts., 10/1/18	2,067,453	2,088,128
Biomet, Inc., 6.50% Sr. Unsec. Nts., 8/1/20[3]	5,285,000	5,635,131
Chiron Merger Sub, Inc., 10.50% Sec. Nts., 11/1/18[3]	3,350,000	3,530,063
Hologic, Inc., 6.25% Sr. Unsec. Nts., 8/1/20[3]	665,000	719,863

		18,537,260
Health Care Providers & Services–0.6%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15	1,039	1,065
CHS/Community Health Systems, Inc., 7.125% Sr. Unsec. Unsub. Nts., 7/15/20	3,620,000	3,868,875

42	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Health Care Providers & Services Continued
Fresenius Medical Care US Finance II, Inc.:
5.625% Sr. Unsec. Nts., 7/31/19[3]	$2,980,000	$3,214,675
5.875% Sr. Unsec. Nts., 1/31/22[3]	1,490,000	1,624,100
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18	5,730,000	5,443,500
HCA, Inc., 7.50% Sr. Unsec. Unsub. Nts., 2/15/22	3,910,000	4,496,500
HealthSouth Corp., 8.125% Sr. Unsec. Unsub. Nts., 2/15/20	1,936,000	2,141,700
Kindred Healthcare, Inc., 8.25% Sr. Unsec. Nts., 6/1/19	10,540,000	10,302,850
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18[3]	4,240,000	4,748,800
PSS World Medical, Inc., 6.375% Sr. Unsec. Unsub. Nts., 3/1/22	2,145,000	2,541,825
Radiation Therapy Services, Inc.:
8.875% Sr. Sec. Nts., 1/15/17	5,010,000	4,934,850
9.875% Sr. Unsec. Sub. Nts., 4/15/17	610,000	433,100
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15	1,096,000	1,098,740
US Oncology, Inc., Escrow Shares (related to 9.125% Sr. Sec. Nts., 8/15/17)[9]	8,495,000	180,519
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18	7,295,000	7,586,800

		52,617,899
Health Care Technology–0.0%
MedAssets, Inc., 8% Sr. Unsec. Nts., 11/15/18	1,175,000	1,280,750
Life Sciences Tools & Services–0.0%
Jaguar Holding Co./Jaguar Merger Sub, Inc., 9.50% Sr. Unsec. Nts., 12/1/19[3]	3,730,000	4,252,200
Pharmaceuticals–0.2%
Mylan, Inc., 6% Sr. Nts., 11/15/18[3]	3,865,000	4,269,971
Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec. Nts., 12/1/18[3]	2,915,000	3,155,488
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75% Sr. Unsec. Nts., 9/15/18	9,185,000	9,827,950

		17,253,409
Industrials–3.8%
Aerospace & Defense–0.8%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20	4,026,000	4,499,055
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17	19,355,000	17,806,600
Embraer SA, 5.15% Sr. Unsec. Unsub. Nts., 6/15/22	6,140,000	6,738,650

43	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Aerospace & Defense Continued
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	$8,420,000	$9,198,850
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts., 6/1/17	5,208,000	5,741,820
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19[3]	5,090,000	5,777,150
TransDigm, Inc., 7.75% Sr. Unsec. Sub. Nts., 12/15/18	12,130,000	13,479,463
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18	12,170,000	13,569,550

		76,811,138
Air Freight & Logistics–0.2%
Air Medical Group Holdings, Inc., 9.25% Sr. Sec. Nts., 11/1/18	5,630,000	6,249,300
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., 8.875% Sr. Sec. Nts., 8/1/20[3]	9,365,000	9,973,725

		16,223,025
Airlines–0.0%
American Airlines 2011-2 Class A Pass-Through Trust, 8.625% Sec. Certificates, 4/15/23	3,497,289	3,628,438
Building Products–0.2%
Nortek, Inc., 8.50% Sr. Unsec. Nts., 4/15/21[3]	7,140,000	7,943,250
Ply Gem Industries, Inc., 9.375% Sr. Nts., 4/15/17[3]	5,585,000	5,961,988

		13,905,238
Commercial Services & Supplies–0.3%
Cenveo Corp., 8.875% Sec. Nts., 2/1/18	2,755,000	2,631,025
First Data Corp., 6.75% Sr. Sec. Nts., 11/1/20[3]	5,820,000	5,907,300
R.R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18	9,915,000	9,617,550
STHI Holding Corp., 8% Sec. Nts., 3/15/18[3]	3,755,000	4,083,563
West Corp., 8.625% Sr. Unsec. Nts., 10/1/18	8,430,000	8,872,575

		31,112,013
Construction & Engineering–0.3%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[6]	13,817,567	17,048,115
OAS Investments GmbH, 8.25% Sr. Nts., 10/19/19[3]	3,840,000	4,080,000

44	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Construction & Engineering Continued
Odebrecht Finance Ltd., 7.125% Sr. Nts., 6/26/42[3]	$7,565,000		$8,813,225

			29,941,340
Electrical Equipment–0.1%
General Cable Corp., 5.75% Sr. Unsec. Unsub. Nts., 10/1/22[3]	2,760,000		2,870,400
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17	5,237,000		5,839,255

			8,709,655
Industrial Conglomerates–0.0%
GE Capital Australia Funding Pty Ltd., 7% Bonds, 10/8/15	2,250,000	AUD	2,528,495
Machinery–0.7%
Actuant Corp., 5.625% Sr. Unsec. Unsub. Nts., 6/15/22	5,730,000		5,959,200
Cleaver-Brooks, Inc., 8.75% Sr. Sec. Nts., 12/15/19[3]	5,175,000		5,356,125
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16	2,540,000		2,813,050
HD Supply, Inc., 13.50% Sr. Unsec. Sub. Nts., 9/1/15[8]	4,360,000		4,490,800
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20	12,605,000		14,212,138
Navistar International Corp., 3% Cv. Sr. Sub. Nts., 10/15/14	3,930,000		3,608,231
Terex Corp., 6% Sr. Unsec. Nts., 5/15/21	11,050,000		11,685,375
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17	9,300,000		9,951,000
Xerium Technologies, Inc., 8.875% Sr. Unsec. Nts., 6/15/18	5,745,000		5,199,225

			63,275,144
Marine–0.2%
Drill Rigs Holdings, Inc., 6.50% Sr. Sec. Nts., 10/1/17[3]	720,000		720,000
Marquette Transportation Co./Marquette Transportation Finance Corp., 10.875% Sec. Nts., 1/15/17	13,580,000		14,191,100
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875% Sr. Sec. Nts., 11/1/17	2,750,000		2,756,875

			17,667,975
Professional Services–0.2%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15[6]	4,708,000		4,143,040

45	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Professional Services Continued
FTI Consulting, Inc., 6% Sr. Unsec. Unsub. Nts., 11/15/22[3]	$9,245,000	$9,614,800

		13,757,840
Road & Rail–0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25% Sr. Unsec. Unsub. Nts., 1/15/19	4,195,000	4,656,450
Hertz Corp. (The), 7.50% Sr. Unsec. Nts., 10/15/18	11,150,000	12,376,500
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20[3]	3,215,000	3,906,225
Kenan Advantage Group, Inc. (The), 8.375% Sr. Unsec. Nts., 12/15/18[3]	3,700,000	3,792,500
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[3]	18,908,000	11,722,960

		36,454,635
Trading Companies & Distributors–0.4%
Aircastle Ltd., 6.25% Sr. Unsec. Nts., 12/1/19[3]	2,960,000	3,100,600
International Lease Finance Corp.:
8.625% Sr. Unsec. Unsub. Nts., 9/15/15	7,790,000	8,783,225
8.75% Sr. Unsec. Unsub. Nts., 3/15/17	7,988,000	9,266,080
UR Financing Escrow Corp.:
7.375% Sr. Unsec. Nts., 5/15/20[3]	11,450,000	12,623,625
7.625% Sr. Unsec. Nts., 4/15/22[3]	2,865,000	3,215,963

		36,989,493
Information Technology–1.1%
Communications Equipment–0.2%
Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19[3]	5,025,000	4,723,500
ViaSat, Inc., 6.875% Sr. Unsec. Unsub. Nts., 6/15/20	4,298,000	4,512,900
Zayo Group LLC/Zayo Capital, Inc.:
8.125% Sr. Sec. Nts., 1/1/20	2,155,000	2,408,213
10.125% Sr. Sec. Nts., 7/1/20	1,440,000	1,645,200

		13,289,813
Computers & Peripherals–0.1%
Seagate HDD (Cayman), 7% Sr. Unsec. Nts., 11/1/21	7,885,000	8,496,088
Electronic Equipment, Instruments & Components–0.0%
Anixter, Inc., 5.625% Sr. Unsec. Nts., 5/1/19	3,575,000	3,780,563
Internet Software & Services–0.2%
IAC/InterActiveCorp, 4.75% Sr. Unsec. Nts., 12/15/22[3]	2,580,000	2,580,000
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16	15,640,000	16,813,000

		19,393,000

46	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
IT Services–0.3%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15	$5,930,000	$5,959,650
First Data Corp.: 9.875% Sr. Unsec. Nts., 9/24/15	4,515,000	4,627,875
12.625% Sr. Unsec. Nts., 1/15/21	7,910,000	8,364,825
iPayment, Inc., 10.25% Sr. Unsec. Nts., 5/15/18	13,375,000	10,800,313

		29,752,663
Semiconductors & Semiconductor Equipment–0.2%
Advanced Micro Devices, Inc., 7.50% Sr. Unsec. Nts., 8/15/22[3]	2,850,000	2,358,375
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18[3]	8,020,000	8,801,950
10.75% Sr. Unsec. Nts., 8/1/20	5,224,000	5,628,860

		16,789,185
Software–0.1%
Infor US, Inc., 9.375% Sr. Unsec. Nts., 4/1/19	1,795,000	2,023,863
SunGard Data Systems, Inc.:
7.375% Sr. Unsec. Nts., 11/15/18	2,685,000	2,889,731
7.625% Sr. Unsec. Nts., 11/15/20	2,935,000	3,221,163

		8,134,757
Materials–2.1%
Chemicals–0.5%
ADS Waste Holdings, Inc., 8.25% Sr. Nts., 10/1/20[3]	1,425,000	1,503,375
Alphabet Holding Co., Inc., 7.75% Sr. Unsec. Nts., 11/1/17[3,8]	3,570,000	3,686,025
Braskem Finance Ltd., 5.375% Sr. Unsec. Nts., 5/2/22[3]	5,620,000	5,830,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875% Sr. Sec. Nts., 2/1/18	4,775,000	4,930,188
Ineos Finance plc, 8.375% Sr. Sec. Bonds, 2/15/19[3]	7,170,000	7,752,563
LyondellBasell Industries NV, 6% Sr. Unsec. Nts., 11/15/21	3,825,000	4,503,938
Mexichem SAB de CV:
4.875% Sr. Unsec. Nts., 9/19/22[3]	3,250,000	3,510,000
6.75% Sr. Unsec. Nts., 9/19/42[3]	2,755,000	3,099,375
MPM Escrow LLC/MPM Finance Escrow Corp., 8.875% Sr. Sec. Nts., 10/15/20[3]	2,850,000	2,889,188
PQ Corp., 8.75% Sr. Sec. Nts., 5/1/18[3]	3,760,000	3,966,800

47	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Chemicals Continued
Scotts Miracle-Gro Co. (The), 6.625% Sr. Unsec. Unsub. Nts., 12/15/20	$1,200,000		$1,323,000

			42,995,202
Construction Materials–0.4%
Building Materials Corp. of America, 6.75% Sr. Nts., 5/1/21[3]	5,765,000		6,384,738
CEMEX Espana Luxembourg, 9.875% Sr. Sec. Nts., 4/30/19[3]	7,495,000		8,394,400
CEMEX Finance LLC, 9.375% Sr. Sec. Nts., 10/12/22[3]	6,440,000		7,277,200
CEMEX SAB de CV, 9% Sr. Sec. Nts., 1/11/18[3]	4,900,000		5,328,750
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18	6,230,000		6,759,550

			34,144,638
Containers & Packaging–0.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125% Sr. Unsec. Nts., 7/15/20[3]	2,160,000		2,322,000
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19	10,450,000		11,259,875
Sealed Air Corp., 6.50% Sr. Unsec. Nts., 12/1/20[3]	1,480,000		1,605,800

			15,187,675
Metals & Mining–0.8%
Aleris International, Inc.:
7.625% Sr. Unsec. Nts., 2/15/18	8,680,000		8,875,300
7.875% Sr. Unsec. Nts., 11/1/20[3]	3,565,000		3,578,369
Alrosa Co. Ltd., 8.25% Sr. Unsec. Nts., 6/23/15[4]	71,890,000	RUR	2,363,626
Alrosa Finance SA, 7.75% Nts., 11/3/20[3]	11,675,000		13,601,375
Consolidated Minerals Ltd., 8.875% Sr. Sec. Nts., 5/1/16[3]	4,650,000		4,022,250
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[3]	5,205,000		5,855,625
CSN Resources SA, 6.50% Sr. Unsec. Unsub. Nts., 7/21/20[3]	5,695,000		6,207,550
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16[3]	5,195,000		5,065,125
JMC Steel Group, Inc., 8.25% Sr. Unsec. Nts., 3/15/18[3]	740,000		777,000
Mexico Generadora de Energia S de RL, 5.50% Sr. Sec. Nts., 12/6/32[3]	4,045,000		4,277,588

48	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Metals & Mining Continued
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20	$2,235,000		$2,503,200
Novolipetsk Steel OJSC, 4.95% Nts., 9/26/19[3]	6,905,000		7,019,519
Samarco Mineracao SA, 4.125% Sr. Unsec. Nts., 11/1/22[3]	6,735,000		6,869,700
Severstal OAO Via Steel Capital SA, 5.90% Sr. Unsec. Nts., 10/17/22[3]	8,040,000		8,150,550

			79,166,777
Paper & Forest Products–0.3%
Catalyst Paper Corp.:
11.79% Sr. Sec. Nts., 12/15/16[1,8]	13,074,634		10,002,095
13% Sec. Nts., 12/15/16[1,4,6]	3,328,703		3,228,842
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14[9]	13,705,000		6,270,038
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15[3]	7,060,000		5,965,700

			25,466,675
Telecommunication Services–2.7%
Diversified Telecommunication Services–1.3%
Brasil Telecom SA, 9.75% Sr. Unsec. Nts., 9/15/16[3]	11,210,000	BRR	5,776,093
Cequel Communications Escrow 1 LLC/Cequel Escrow Capital Corp., 6.375% Sr. Nts., 9/15/20[3]	13,720,000		14,354,550
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17	6,430,000		6,960,475
8.75% Sr. Unsec. Sub. Nts., 3/15/18	4,845,000		5,026,688
Colombia Telecomunicaciones SA ESP, 5.375% Sr. Unsec. Nts., 9/27/22[3]	4,610,000		4,696,438
Frontier Communications Corp.:
8.25% Sr. Unsec. Nts., 4/15/17	4,515,000		5,237,400
8.50% Sr. Unsec. Nts., 4/15/20	3,005,000		3,470,775
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17	8,915,000		9,461,044
11.50% Sr. Unsec. Nts., 2/4/17[8]	5,259,375		5,607,809
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20	2,810,000		3,066,413
Level 3 Communications, Inc., 8.875% Sr. Unsec. Nts., 6/1/19[3]	7,685,000		8,213,344
Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts., 4/1/19	3,405,000		3,822,113
Telefonica Chile SA, 3.875% Sr. Unsec. Nts., 10/12/22[3]	6,040,000		6,052,883

49	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Diversified Telecommunication Services Continued
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts., 10/23/20[3]	$23,910,000		$24,985,950
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18[3]	9,355,000		9,518,713
Windstream Corp., 7.50% Sr. Unsec. Unsub. Nts., 6/1/22[3]	4,470,000		4,760,550

			121,011,238
Wireless Telecommunication Services–1.4%
America Movil SAB de CV:
6.45% Sr. Unsec. Nts., 12/5/22	109,250,000	MXN	8,717,594
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	42,300,000	MXN	3,619,295
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20	7,695,000		7,887,375
Crown Castle International Corp., 5.25% Sr. Unsec. Nts., 1/15/23[3]	3,560,000		3,822,550
Digicel Group Ltd., 8.25% Sr. Unsec. Nts., 9/30/20[3]	4,880,000		5,392,400
Leap Wireless International, Inc., 4.50% Cv. Sr. Unsec. Nts., 7/15/14	4,980,000		4,774,575
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	9,170,000		9,777,513
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20[3]	8,950,000		11,332,938
SBA Telecommunications, Inc., 5.75% Sr. Unsec. Unsub. Nts., 7/15/20[3]	2,880,000		3,070,800
Sprint Capital Corp., 6.875% Sr. Unsec. Nts., 11/15/28	5,165,000		5,397,425
Sprint Nextel Corp., 9% Sr. Unsec. Nts., 11/15/18[3]	4,305,000		5,327,438
Vimpel Communications:
8.85% Sr. Unsec. Nts., 3/8/22[4]	78,800,000	RUR	2,590,171
8.85% Sr. Unsec. Nts., 3/8/22[4]	78,800,000	RUR	2,588,881
Vimpel Communications/VIP Finance Ireland Ltd. OJSC:
7.748% Sec. Nts., 2/2/21[3]	6,100,000		7,060,750
9.125% Sr. Unsec. Nts., 4/30/18[3]	21,785,000		26,496,006
VimpelCom, 7.504% Sr. Unsec. Unsub. Nts., 3/1/22[3]	14,110,000		16,208,863
Wind Acquisition Finance SA, 11.75% Sr. Sec. Nts., 7/15/17[3]	3,270,000		3,441,675

			127,506,249
Utilities–2.5%
Electric Utilities–1.3%
Dubai Electricity & Water Authority, 7.375% Sr. Unsec. Unsub. Nts., 10/21/20[3]	7,610,000		9,398,350

50	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Electric Utilities Continued
Empresa Distribuidora y Comercializadora Norte SA, 9.75% Nts., 10/25/22[3]	$3,305,000		$1,487,250
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[3]	5,385,000		6,785,100
Eskom Holdings Ltd.:
7.85% Sr. Unsec. Unsub. Nts., Series ES26, 4/2/26	127,000,000	ZAR	15,026,943
10% Nts., Series ES23, 1/25/23	152,000,000	ZAR	21,536,594
Israel Electric Corp. Ltd.:
6.70% Sr. Unsec. Nts., 2/10/17[3]	6,730,000		7,272,842
7.25% Nts., 1/15/19[3]	29,070,000		31,601,619
Majapahit Holding BV:
7.75% Nts., 10/17/16[3]	5,865,000		6,957,356
8% Sr. Unsec. Nts., 8/7/19[3]	4,620,000		5,867,400
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	421,000,000	PHP	11,010,428
Perusahaan Listrik Negara PT, 5.50% Sr. Unsec. Nts., 11/22/21[3]	7,540,000		8,557,900

			125,501,782
Energy Traders–0.8%
AES Corp. (The):
7.375% Sr. Unsec. Unsub. Nts., 7/1/21	2,465,000		2,748,475
8% Sr. Unsec. Unsub. Nts., 10/15/17	4,100,000		4,756,000
Calpine Corp.:
7.50% Sr. Sec. Nts., 2/15/21[3]	3,825,000		4,245,750
7.875% Sr. Sec. Nts., 1/15/23[3]	2,358,000		2,676,330
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[3]	11,965,000		13,357,810
Comision Federal de Electricidad, 4.875% Sr. Nts., 5/26/21[3]	6,400,000		7,312,000
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20	8,815,000		9,894,838
Energy Future Intermediate Holding Co. LLC/EFIH Fiance, Inc., 11.75% Sec. Nts., 3/1/22[3]	9,385,000		10,464,275
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18[3]	1,303,000		1,345,348
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17[3]	5,965,000		6,412,375
NRG Energy, Inc., 6.625% Sr. Unsec. Nts., 3/15/23[3]	1,375,000		1,478,125
Perusahaan Listrik Negara PT, 5.25% Sr. Unsec. Nts., 10/24/42[3]	5,405,000		5,594,175

			70,285,501

51	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Gas Utilities–0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75% Sr. Unsec. Nts., 5/20/20	$9,085,000		$10,016,213
Empresa de Energia de Bogota SA ESP, 6.125% Sr. Unsec. Unsub. Nts., 11/10/21[3]	5,260,000		5,930,650
Transportadora de Gas Internacional SA ESP, 5.70% Sr. Unsec. Nts., 3/20/22[3]	7,665,000		8,508,150

			24,455,013
Multi-Utilities–0.1%
Abu Dhabi National Energy Co., 3.625% Sr. Unsec. Unsub. Nts., 1/12/23[3]	5,040,000		5,216,400

Total Corporate Bonds and Notes (Cost $2,672,884,766)			2,745,567,044

	Shares
Preferred Stocks–0.2%
Ally Financial, Inc., 7% Cum., Series G, Non-Vtg.	9,759		9,585,473
Greektown Superholdings, Inc., Cv., Series A-1[1,2]	90,979		6,823,425

Total Preferred Stocks (Cost $18,091,008)			16,408,898
Common Stocks–0.2%
American Media Operations, Inc.[1,2]	801,816		9,220,884
Arco Capital Corp. Ltd.[1,2,6]	2,494,716		3,742,074
Catalyst Paper Corp.[1,2]	754,474		568,871
Global Aviation Holdings, Inc.[2]	7,700		—
Greektown Superholdings, Inc., Series A-1[1,2]	11,417		707,854
Nortek, Inc.[2]	77,377		5,126,226
Premier Holdings Ltd.[2]	1,088,661		—

Total Common Stocks (Cost $76,375,839)			19,365,909

	Units
Rights, Warrants and Certificates–0.0%
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp. 3/19/17[2] (Cost $24,912,707)	88,579		3,187

	Principal Amount
Structured Securities–2.6%
Citigroup Funding, Inc., Colombia (Republic of) Credit Linked Nts., 11%, 7/27/20[6]	10,300,000,000	COP	7,866,577

52	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18[6]	8,155,000,000	COP	$5,999,043
Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24	41,194,000,000	COP	31,718,984
Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24[6]	10,250,000,000	COP	7,892,401
Colombia (Republic of) Total Return Linked Bonds, Series 2, 11%, 7/27/20	10,191,000,000	COP	7,783,280
Credit Suisse First Boston International, Moitk Total Return Linked Nts., 21%, 3/30/11[9]	196,587,000	RUR	—
Credit Suisse First Boston, Inc. (Nassau Branch), Russian Specialized Construction & Installation Administration Total Return Linked Nts., 13%, 5/24/10[9]	335,100,000	RUR	—
Deutsche Bank AG:
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.006%, 5/6/25[6,14]	4,494,242		3,250,357
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25[6,14]	5,726,355		4,141,455
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25[6,14]	4,943,791		3,575,483
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25[6,14]	4,419,125		3,196,031
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25[6,14]	5,502,169		3,979,318
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.238%, 5/6/25[6,14]	6,279,892		4,541,788
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25[6,14]	5,016,898		3,628,357
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.338%, 5/6/25[6,14]	4,715,670		3,410,500
Coriolanus Ltd. Sec. Credit Linked Nts., 16.457%, 12/31/17[6,15]	36,050,000	BRR	22,748,034
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.34%, 5/22/15[4,6]	1,803,555	MXN	131,475
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.34%, 5/22/15[4,6]	3,155,364	MXN	230,019
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.34%, 5/22/15[4,6]	47,575,229	MXN	3,468,134
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.34%, 5/22/15[4,6]	3,467,217	MXN	252,753
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.34%, 5/22/15[4,6]	2,518,999	MXN	183,630
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.34%, 5/22/15[4,6]	1,608,758	MXN	117,275

53	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount		Value
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.34%, 5/22/15[4,6]	296,268	MXN	$21,597
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., Cl. B, 10%, 7/30/24[6]	57,780,000,000	COP	44,487,657
Goldman Sachs Group, Inc. (The), United Mexican States Credit Linked Nts., 9.05%, 2/8/37[6,14]	1,131,000,000	MXN	8,767,103
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.559%, 12/20/17[4,6]	24,000,000		22,080,000
Series 2008-01, 7.956%, 8/2/10[6,9,14]	37,994,727	BRR	—
HSBC Bank plc, Serbia (Republic of) Credit Linked Nts., 12.168%, 6/16/14[3,14]	544,000,000	RSD	5,352,188
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20[6]	4,890,000,000	COP	3,734,610
LB Peru Trust II Certificates, Series 1998-A, 3.801%, 2/28/16[9,14]	14,029,589		1,402,959
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[6]	7,928,000,000	COP	5,052,025
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[6]	15,932,000	PEN	6,173,689
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	178,038,607	RUR	2,783,817
Morgan Stanley Capital Services, Inc.:
Brazil (Federative Republic of) Credit Linked Nts., 12.561%, 1/5/22[6,14]	113,353,000	BRR	16,054,882
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[6]	300,000		286,440
Standard Bank plc:
Serbia (Republic of) Credit Linked Nts., 11.30%, 1/7/14[6,14]	134,000,000	RSD	1,404,765
Serbia (Republic of) Credit Linked Nts., 12.405%, 2/3/14[6,14]	135,000,000	RSD	1,402,703

Total Structured Securities (Cost $281,840,701)			237,119,329

	Expiration Date	Strike Price	Contracts
Options Purchased–0.1%
Brazilian Real (BRR) Call[2]	2/7/13	1USD per 2.021BRR	54,690,000	132,019
Euro (EUR) Call[2]	1/18/13	1EUR per 1.330USD	24,700,000	131,427

54	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Expiration Date	Strike Price	Contracts	Value
Euro (EUR) Call[2]	2/28/13	1EUR per 1.254AUD	9,540,000	$119,754
Euro (EUR) FX Futures, 3/18/13 Call[2]	1/7/13	1.340	209	36,575
Euro (EUR) FX Futures, 3/18/13 Call[2]	1/7/13	1.350	119	6,694
Euro (EUR) FX Futures, 3/18/13 Call[2]	1/7/13	1.370	119	744
Euro (EUR) Put[2]	2/5/13	1EUR per 2.275TRY	58,675,000	5,544
Euro (EUR) Put[2]	2/21/13	1EUR per 1.555SGD	4,000,000	7,559
Indian Rupee (INR) Call[2]	1/3/13	1USD per 51.850INR	2,249,000,000	—
Indian Rupee (INR) Call[2]	1/10/13	1USD per 53.000INR	1,000,841,559	1,321
Indian Rupee (INR) Call[2]	4/18/13	1USD per 53.500INR	1,007,860,000	111,540
Japan Bonds Futures, 10 yr., 3/11/13 Put[2]	3/1/13	144.000JPY	29	220,927
Japanese Yen (JPY) Call[2]	1/25/13	1USD per 79.500JPY	379,000,000	4
Japanese Yen (JPY) Call[2]	2/5/13	1USD per 80.000JPY	305,000,000	76
Japanese Yen (JPY) Call[2]	2/15/13	1USD per 83.000JPY	1,568,000,000	23,520
Japanese Yen (JPY) Call[2]	2/22/13	1USD per 84.000JPY	793,655,000	30,953
Japanese Yen (JPY) Futures, 3/18/13 Call[2]	1/7/13	121.500	175	1,094
Japanese Yen (JPY) Futures, 3/18/13 Call[2]	1/7/13	123.500	176	1,100
Japanese Yen (JPY) Futures, 3/18/13 Call[2]	1/7/13	121.000	348	2,175
Japanese Yen (JPY) Futures, 3/18/13 Put[2]	1/7/13	113.500	132	9,900

55	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Expiration Date	Strike Price	Contracts	Value
Japanese Yen (JPY) Futures, 3/18/13 Put[2]	1/7/13	$115.000	334	$133,600
Japanese Yen (JPY) Futures, 3/18/13 Put[2]	1/7/13	116.500	47	68,738
Japanese Yen (JPY) Futures, 3/18/13 Put[2]	1/7/13	117.500	3	7,650
Japanese Yen (JPY) Futures, 3/18/13 Put[2]	1/7/13	118.500	34	127,925
Japanese Yen (JPY) Futures, 3/18/13 Put[2]	1/7/13	119.000	34	149,175
Japanese Yen (JPY) Put[2]	3/18/13	1USD per 85.000JPY	1,800,000,000	599,220
Japanese Yen (JPY) Put[2]	3/29/13	1USD per 85.000JPY	740,000,000	255,411
Japanese Yen (JPY) Put[2]	5/31/13	1USD per 82.000JPY	1,493,665,337	1,087,612
Mexican Nuevo Peso (MXN) Call[2]	1/10/13	1USD per 2.550MXN	682,150,000	40,786
Mexican Nuevo Peso (MXN) Call[2]	1/10/13	1USD per12.550MXN	341,100,000	20,394
New Turkish Lira (TRY) Call[2]	2/4/13	1USD per 1.794TRY	146,350,000	841,792
Norwegian Krone (NOK) Put[2]	1/4/13	1USD per 5.900NOK	44,500,000	—
Russian Ruble (RUR) Call[2]	1/18/13	1USD per 30.350RUR	4,795,000,000	613,185
South African Rand (ZAR) Call[2]	3/18/13	1USD per 8.500ZAR	344,150,000	885,254
South African Rand (ZAR) Call[2]	3/18/13	1USD per 8.500ZAR	344,150,000	885,254
South African Rand (ZAR) Call[2]	3/18/13	1USD per 8.450ZAR	285,100,000	639,488
Swedish Krona (SEK) Call[2]	3/18/13	1SEK per 13.629JPY	56,730,000	120,853
U.S. Long Bonds Futures, 3/19/13 Put[2]	1/28/13	145.000	309	168,984
U.S. Treasury Long Bonds Futures, 3/19/13 Put[2]	1/2/13	145.000	136	2,125

56	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Expiration Date	Strike Price	Contracts	Value
U.S. Treasury Long Bonds Futures, 3/19/13 Put[2]	1/7/13	$145.000	489	$61,125
U.S. Treasury Long Bonds Futures, 3/19/13 Put[2]	1/7/13	147.000	112	66,500
U.S. Treasury Nts., 10 yr. Futures, 3/19/13 Put[2]	1/28/13	128.500	1,322	20,656
U.S. Treasury Nts., 10 yr. Futures, 3/19/13 Put[2]	1/28/13	130.500	1,509	141,469
U.S. Treasury Nts., 10 yr. Futures, 3/19/13 Put[2]	1/28/13	131.000	4	563
U.S. Treasury Nts., 10 yr. Futures, 3/19/13 Put[2]	1/28/13	131.500	264	57,750
U.S. Treasury Nts., 10 yr. Futures, 3/19/13 Put[2]	1/28/13	132.000	383	125,672
U.S. Treasury Nts., 10 yr. Futures, 3/19/13 Put[2]	1/28/13	132.500	211	105,500

Total Options Purchased (Cost $9,266,662)				8,069,607

	Swaption Expiration Date	Notional Amount
Swaptions Purchased–0.2%
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: 1.7225%; Received: Three-Month USD BBA LIBOR; Termination Date: 2/13/23[2]	2/12/13	$56,405,000	862,997

57	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Swaption Expiration Date	Notional Amount		Value
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: 2%; Received: Three-Month USD BBA LIBOR; Termination Date: 9/3/23[2]	9/3/13	$73,215,000		$1,695,078
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month CAD BA CDOR; Received: 2.254%; Termination Date: 1/15/23[2]	1/16/13	9,525,000	CAD	34,593
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.78%; Termination Date: 2/7/23[2]	2/6/13	56,400,000		285,396
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.83%; Termination Date: 2/5/23[2]	2/4/13	37,600,000		256,506
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.66%; Termination Date: 2/5/43[2]	2/4/13	37,600,000		280,206
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 1.25%; Received: Three-Month USD BBA LIBOR; Termination Date: 11/22/18[2]	11/21/13	94,000,000		808,805

58	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Swaption Expiration Date	Notional Amount	Value
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 1.3725%; Received: Three-Month USD BBA LIBOR; Termination Date: 12/16/17[2]	12/15/15	$168,675,000	$1,460,652
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 1.765%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/12/18[2]	7/11/13	183,035,000	655,257
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 2.695%; Received: Three-Month USD BBA LIBOR; Termination Date: 5/15/23[2]	4/12/13	90,380,000	77,197
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 2.905%; Received: Three-Month USD BBA LIBOR; Termination Date: 9/30/45[2]	9/29/15	17,454,865	2,186,406
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 3.48%; Received: Three-Month USD BBA LIBOR; Termination Date: 4/27/47[2]	4/26/17	18,080,000	1,955,463
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.50%; Termination Date: 2/21/43[2]	2/20/13	37,600,000	139,829
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 3.26%; Termination Date: 5/4/33[2]	5/3/13	75,200,000	404,354

59	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Swaption Expiration Date	Notional Amount		Value
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 3.37%; Termination Date: 4/14/33[2]	4/15/13	$79,000,000		$510,687
Goldman Sachs Bank USA; Interest Rate Swaption (European); Swap Terms: Paid: 3.275%; Received: Six- Month GBP BBA LIBOR; Termination Date: 12/4/45[2]	12/7/15	4,755,000	GBP	713,263
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: 1.4825%; Received: Three-Month USD BBA LIBOR; Termination Date: 5/13/18[2]	5/10/13	188,025,000		920,358
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: 1.99%; Received: Three-Month USD BBA LIBOR; Termination Date: 6/20/18[2]	6/17/13	187,420,000		480,486
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: 3.20%; Received: Three-Month USD BBA LIBOR; Termination Date: 9/24/44[2]	9/23/14	36,390,000		2,426,873
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: Thee-Month USD BBA LIBOR; Received: 3.165%; Termination Date: 5/15/33[2]	5/14/13	78,300,000		388,424

60	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Swaption Expiration Date	Notional Amount		Value
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 3.36%; Termination Date: 2/7/33[2]	2/6/13	$94,100,000		$207,972
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR BBA; Received: 2.48%; Termination Date: 4/15/43[2]	4/12/13	79,020,000		655,769
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 3.17%; Termination Date: 2/15/33[2]	2/14/13	94,000,000		89,252
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 1.65%; Received: Three-Month USD BBA LIBOR; Termination Date: 2/25/18[2]	2/22/13	90,585,000		1,117
UBS AG; Interest Rate Swaption (European); Swap Terms: Paid: 2.98%; Received: Six-Month EUR EURIBOR; Termination Date: 3/4/23[2]	3/1/13	90,820,000	EUR	14
UBS AG; Interest Rate Swaption (European); Swap Terms: Paid: 3.025%; Received: Six-Month EUR EURIBOR; Termination Date: 2/27/23[2]	2/26/13	90,615,000	EUR	—

61	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Swaption Expiration Date	Notional Amount		Value
UBS AG; Interest Rate Swaption (European); Swap Terms: Paid: 3.15%; Received: Three-Month AUD BBR BBSW; Termination Date: 1/25/16[2]	1/25/13	14,300,000	AUD	$5,879
UBS AG; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month AUD BBR BBSW; Received: 3.01%; Termination Date: 4/2/16[2]	3/29/13	14,170,000	AUD	83,528
UBS AG; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.78%; Termination Date: 2/7/23[2]	2/6/13	56,500,000		285,902
UBS AG; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.625%; Termination Date: 2/7/43[2]	2/6/13	37,600,000		241,584

Total Swaptions Purchased (Cost $40,123,866)				18,113,847

	Shares
Investment Companies–16.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[1,17]	114,066,718	114,066,718
Oppenheimer Master Event-Linked Bond Fund, LLC[1]	13,714,038	169,243,623
Oppenheimer Master Loan Fund, LLC[1]	90,677,283	1,189,702,179
Oppenheimer Short Duration Fund, Cl. Y1	2,018,897	20,229,351

Total Investment Companies (Cost $1,477,862,156)		1,493,241,871

62	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Shares	Value
Total Investments, at Value (Cost $10,772,195,693)	118.3%	$10,905,063,101
Liabilities in Excess of Other Assets	(18.3)	(1,685,532,099)

Net Assets	100.0%	$9,219,531,002

Footnotes to Statement of Investments

Principal,	notional amounts and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RSD	Serbian Dinar
RUR	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
UYU	Uruguay Peso
ZAR	South African Rand

63	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Principal September 28, 2012[a]	Gross Additions	Gross Reductions	Shares/Principal December 31, 2012
American Media Operations, Inc.	801,816	—	—	801,816
Arco Capital Corp. Ltd.	2,494,716	—	—	2,494,716
Catalyst Paper Corp.	754,474	—	—	754,474
Catalyst Paper Corp., 11.79% Sr. Sec. Nts., 12/15/16	13,074,634	—	—	13,074,634
Catalyst Paper Corp., 13% Sec. Nts., 12/15/16	3,328,703	—	—	3,328,703
Greektown Superholdings, Inc., Series A-1	11,417	—	—	11,417
Greektown Superholdings, Inc., Cv., Series A-1	90,979	—	—	90,979
Oppenheimer Core Bond Fund, Cl. Y	—	7,906,328	7,906,328	—
Oppenheimer Global Strategic Income Fund (Cayman) Ltd.[b]	15,000	—	—	15,000
Oppenheimer Institutional Money Market Fund, Cl. E	76,611,744	786,136,206	748,681,232	114,066,718
Oppenheimer International Bond Fund, Cl. Y	—	3,343,516	3,343,516	—
Oppenheimer Master Event-Linked Bond Fund, LLC	14,040,336	—	326,298	13,714,038
Oppenheimer Master Loan Fund, LLC	86,834,596	6,265,387	2,422,700	90,677,283
Oppenheimer Short Duration Fund, Cl. Y	2,015,944	2,953	—	2,018,897

	Value	Income		Realized Gain (Loss)
American Media Operations, Inc.	$9,220,884	$—		$—
Arco Capital Corp. Ltd.	3,742,074	—		—
Catalyst Paper Corp.	568,871	—		—
Catalyst Paper Corp., 11.79% Sr. Sec. Nts., 12/15/16	10,002,095	449,699		—
Catalyst Paper Corp., 13% Sec. Nts., 12/15/16	3,228,842	129,819		—
Greektown Superholdings, Inc., Series A-1	707,854	—		—
Greektown Superholdings, Inc., Cv., Series A-1	6,823,425	—		—
Oppenheimer Core Bond Fund, Cl. Y	—	53,676		5,156,791
Oppenheimer Global Strategic Income Fund (Cayman) Ltd.[b]	1,436,763	—		—
Oppenheimer Institutional Money Market Fund, Cl. E	114,066,718	70,658		—
Oppenheimer International Bond Fund, Cl. Y	—	22,435		826,378
Oppenheimer Master Event-Linked Bond Fund, LLC	169,243,623	3,947,967	[c]	(221,089)[c]
Oppenheimer Master Loan Fund, LLC	1,189,702,179	18,945,213	[d]	89,655	[d]
Oppenheimer Short Duration Fund, Cl. Y	20,229,351	28,834		—

	$1,528,972,679	$23,648,301		$5,851,735

64	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

a.	September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See accompanying Notes.
b.	Investment in a wholly-owned subsidiary. See accompanying Notes.
c.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.
d.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
2.	Non-income producing security.
3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,791,986,188 or 19.44% of the Fund’s net assets as of December 31, 2012.
4.	Represents the current interest rate for a variable or increasing rate security.
5.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
6.	Restricted security. The aggregate value of restricted securities as of December 31, 2012 was $319,591,339, which represents 3.47% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15	5/14/09-4/28/10	$4,530,789	$4,143,040	$(387,749)
Arco Capital Corp. Ltd.	2/27/07	37,420,740	3,742,074	(33,678,666)
BCAP LLC Trust, Mtg. Pass-Through Certificates, Series 2012-RR6, Cl. 1A5, 2.243%, 11/1/36	6/14/12	841,231	849,334	8,103
Catalyst Paper Corp., 13% Sec. Nts., 12/15/16	9/6/12	3,019,325	3,228,842	209,517
Citigroup Funding, Inc., Colombia (Republic of) Credit Linked Nts., 11%, 7/27/20	11/27/12	7,584,701	7,866,577	281,876
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18	12/9/08	3,462,688	5,999,043	2,536,355
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24	3/28/12	7,190,641	7,892,401	701,760
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.006%, 5/6/25	10/8/10	3,151,477	3,250,357	98,880
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.338%, 5/6/25	4/16/09	3,220,961	3,410,500	189,539
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25	8/18/09	3,444,486	3,628,357	183,871
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.238%, 5/6/25	9/25/09	4,320,454	4,541,788	221,334
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25	12/17/09	3,800,051	3,979,318	179,267
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25	3/30/10	3,064,864	3,196,031	131,167

65	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25	5/18/10	$3,439,188	$3,575,483	$136,295
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25	7/16/10	3,996,095	4,141,455	145,360
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Nts., 16.457%, 12/31/17	9/19/07	16,384,994	22,748,034	6,363,040
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 8.34%, 5/22/15	5/21/08	173,895	131,475	(42,420)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 8.34%, 5/22/15	6/12/08	297,596	230,019	(67,577)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 8.34%, 5/22/15	6/18/08	4,615,780	3,468,134	(1,147,646)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 8.34%, 5/22/15	7/8/08	336,091	252,753	(83,338)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 8.34%, 5/22/15	7/15/08	244,584	183,630	(60,954)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 8.34%, 5/22/15	8/8/08	158,390	117,275	(41,115)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 8.34%, 5/22/15	8/22/08	28,080	21,597	(6,483)
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30	6/27/01	18,632,250	26,182,637	7,550,387
FDIC Trust, Commerical Mtg. Pass-Through Certificates, Series 2012-C1, Cl. A, 0.841%, 5/1/35	5/10/12	4,526,291	4,538,874	12,583
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., Cl. B, 10%, 7/30/24	9/12/12	40,912,410	44,487,657	3,575,247
Goldman Sachs Group, Inc. (The), United Mexican States Credit Linked Nts., 9.05%, 2/8/37	9/12/12	10,843,027	8,767,103	(2,075,924)
Hallertau SPC Credit Linked Nts., Series 2007-01, 2.559%, 12/20/17	12/13/07-10/23/09	23,109,371	22,080,000	(1,029,371)
Hallertau SPC Credit Linked Nts., Series 2008-01, 7.956%, 8/2/10	4/18/08-5/6/08	19,017,779	—	(19,017,779)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. B, 2.419%, 8/15/22	11/6/07	18,821,503	15,960,000	(2,861,503)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. C, 3.719%, 8/15/22	6/8/07	17,780,000	13,157,200	(4,622,800)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. D, 5.719%, 8/15/22	6/8/07	17,780,000	13,335,000	(4,445,000)
Igloo Holdings Corp., 8.25% Sr. Unsec. Nts., 12/15/17	12/13/12-12/14/12	10,316,425	10,281,338	(35,087)
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24	8/3/06-7/30/08	14,505,693	17,048,115	2,542,422
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20	8/24/10	3,295,379	3,734,610	439,231
JPMorgan Hipotecaria su Casita, 8.293% Sec. Nts., 8/26/35	3/21/07	1,834,690	156,526	(1,678,164)
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 2.908%, 3/24/14	2/23/01	3,209,935	449	(3,209,486)

66	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16	10/20/06	$3,387,746	$5,052,025	$1,664,279
Morgan Stanley Capital Services, Inc., Brazil (Federative Republic of) Credit Linked Nts., 12.561%, 1/5/22	1/4/07	29,187,039	16,054,882	(13,132,157)
Morgan Stanley Capital Services, Inc., United Mexican States Credit Linked Nts., 5.64%, 11/20/15	11/3/05	300,000	286,440	(13,560)
Morgan Stanley, Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17	7/10/07	4,980,381	6,173,689	1,193,308
Morgan Stanley, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2012-R3, Cl. 1A, 2.298%, 11/1/36	10/24/12	3,854,684	3,815,334	(39,350)
Morgan Stanley, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2012-R3, Cl. 1B, 2.298%, 11/1/36	10/24/12	6,846,431	7,564,968	718,537
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	4,811,624	393,023	(4,418,601)
Newport Television LLC/NTV Finance Corp., 13% Sr. Nts., 3/15/17	11/2/10-3/15/12	6,399,258	7,116,484	717,226
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08	3/6/98	14,317,825	—	(14,317,825)
Standard Bank plc, Serbia (Republic of) Credit Linked Nts., 11.30%, 1/7/14	12/27/12	1,397,910	1,404,765	6,855
Standard Bank plc, Serbia (Republic of) Credit Linked Nts., 12.405%, 2/3/14	12/5/12	1,357,633	1,402,703	45,070

		$396,152,385	$319,591,339	$(76,561,046)

7.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after December 31, 2012. See accompanying Notes.
8.	Interest or dividend is paid-in-kind, when applicable.
9.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
10.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $35,295,224 or 0.38% of the Fund’s net assets as of December 31, 2012.
11.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.
12.	All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $20,747,349. See accompanying Notes.

67	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

13.	All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $31,983,520. See accompanying Notes.
14.	Zero coupon bond reflects effective yield on the date of purchase.
15.	Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
16.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
17.	Rate shown is the 7-day yield as of December 31, 2012.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$6,923,099,494	63.5%
Turkey	524,971,828	4.8
Russia	505,187,159	4.6
Brazil	492,415,143	4.5
Mexico	273,365,501	2.5
Hungary	195,487,789	1.8
Colombia	185,781,435	1.7
Japan	177,988,953	1.6
Peru	169,011,403	1.6
South Africa	157,368,310	1.4
Venezuela	110,193,696	1.0
Italy	65,741,017	0.6
Indonesia	62,664,250	0.6
United Kingdom	61,688,505	0.6
Canada	59,558,235	0.6
Malaysia	57,399,996	0.5
France	52,955,297	0.5
Supranational	52,456,630	0.5
Israel	50,915,668	0.5
Nigeria	49,689,656	0.5
Poland	47,346,472	0.4
Australia	45,273,939	0.4
The Netherlands	44,178,084	0.4
Germany	43,530,855	0.4
Philippines	41,723,754	0.4
Spain	39,797,104	0.4
Kazakhstan	37,409,506	0.3
United Arab Emirates	36,693,763	0.3
Uruguay	32,703,113	0.3
Ukraine	25,567,588	0.2
India	22,104,878	0.2
Chile	19,996,856	0.2
Romania	18,805,313	0.2
Croatia	18,534,428	0.2
Luxembourg	15,068,853	0.1
Belgium	15,065,263	0.1

68	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Geographic Holdings	Value	Percent
Serbia	$14,758,681	0.1%
Qatar	14,531,270	0.1
Trinidad & Tobago	11,997,440	0.1
Sri Lanka	11,636,151	0.1
Slovakia	11,616,207	0.1
Lithuanua	10,119,320	0.1
Costa Rica	9,734,400	0.1
Dominican Republic	9,708,601	0.1
Ivory Coast	9,028,700	0.1
Latvia	8,976,765	0.1
Norway	8,318,330	0.1
Angola	8,169,600	0.1
Sweden	5,731,458	0.1
Jamaica	5,392,400	0.1
China	5,284,063	0.1
Ireland	4,771,077	0.1
Denmark	4,735,279	0.0
Slovenia	4,309,988	0.0
Switzerland	3,204,577	0.0
Bolivia	3,098,675	0.0
Finland	2,665,591	0.0
Portugal	2,182,933	0.0
Mongolia	1,556,300	0.0
Argentina	1,487,250	0.0
European Union	308,311	0.0

Total	$10,905,063,101	100.0%

Forward Currency Exchange Contracts as of December 31, 2012 are as follows:
Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Bank of America NA:
Australian Dollar (AUD)	Buy	3,845	AUD	1/15/13	$3,988,119	$—	$57,436
Canadian Dollar (CAD)	Buy	1,845	CAD	2/12/13	1,853,135	—	17,386
Chilean Peso (CLP)	Buy	1,012,000	CLP	1/11/13	2,110,453	1,461	—
Euro (EUR)	Buy	6,570	EUR	2/6/13	8,674,920	148,302	—
Hungarian Forint (HUF)	Buy	892,000	HUF	2/6/13	4,022,672	—	98,608
Hungarian Forint (HUF)	Sell	583,000	HUF	2/6/13	2,629,168	—	40,528
Indonesia Rupiah (IDR)	Buy	224,957,000	IDR	1/16/13	23,110,507	—	189,026

69	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen (JPY)	Buy	185,000	JPY	1/25/13	$2,135,851	$—	$107,199
Malaysian Ringgit (MYR)	Buy	443,240	MYR	1/29/13-4/2/13	144,645,583	831,830	—
Malaysian Ringgit (MYR)	Sell	132,335	MYR	3/20/13-4/2/13	43,153,874	—	408,074
Mexican Nuevo Peso (MXN)	Sell	218,600	MXN	4/4/13	16,763,246	—	73,293
Peruvian New Sol (PEN)	Sell	5,560	PEN	1/16/13	2,175,985	—	31,337
Philippines Peso (PHP)	Sell	435,000	PHP	1/14/13	10,613,856	—	286,221
South African Rand (ZAR)	Buy	1,380	ZAR	5/31/13	159,463	7,246	—
South African Rand (ZAR)	Sell	887,515	ZAR	2/12/13-4/5/13	103,397,174	—	834,451
South Korean Won (KRW)	Buy	12,944,000	KRW	2/12/13	12,117,655	164,653	—

						1,153,492	2,143,559
Barclays Bank plc:
Brazilian Real (BRR)	Sell	211,875	BRR	2/4/13	102,987,500	—	1,135,883
Euro (EUR)	Sell	14,165	EUR	1/23/13-2/6/13	18,703,008	—	538,503
Hungarian Forint (HUF)	Sell	11,286,000	HUF	2/6/13-5/29/13	50,816,914	33,005	241,537
Israeli Shekel (ILS)	Buy	7,580	ILS	4/2/13	2,024,007	46,444	—
Israeli Shekel (ILS)	Sell	7,580	ILS	4/2/13	2,024,007	—	22,898
Mexican Nuevo Peso (MXN)	Buy	683,400	MXN	2/14/13	52,647,582	—	680,549
Polish Zloty (PLZ)	Buy	186,100	PLZ	2/6/13	59,885,939	1,372,107	151,014
Polish Zloty (PLZ)	Sell	91,140	PLZ	2/6/13-5/31/13	29,301,059	—	1,088,449
Russian Ruble (RUR)	Buy	633,700	RUR	1/11/13- 1/28/13	20,699,900	197,073	—
South African Rand (ZAR)	Sell	119,660	ZAR	2/15/13	14,023,914	12,121	—

						1,660,750	3,858,833
BNP Paribas:
Australian Dollar (AUD)	Sell	22,195	AUD	1/22/13	23,008,386	—	56,537
Colombian Peso (COP)	Sell	11,042,000	COP	2/28/13	6,216,237	—	223,293
Euro (EUR)	Buy	21,110	EUR	5/31/13	27,903,256	557,148	2,600
Euro (EUR)	Sell	52,110	EUR	5/31/13	68,879,141	154	1,549,336

						557,302	1,831,766
Citibank NA:
Australian Dollar (AUD)	Sell	38,805	AUD	5/31/13	39,863,963	61,460	—
Colombian Peso (COP)	Sell	100,766,000	COP	1/11/13	56,979,344	—	1,590,543
Hong Kong Dollar (HKD)	Buy	10,650	HKD	3/20/13	1,374,405	—	54
Indonesia Rupiah (IDR)	Buy	350,102,000	IDR	1/16/13	35,967,029	—	92,504
Mexican Nuevo Peso (MXN)	Buy	709,760	MXN	1/16/13-3/4/13	54,633,977	1,660	767,569
Mexican Nuevo Peso (MXN)	Sell	234,700	MXN	5/16/13	17,923,439	—	182,271
New Turkish Lira (TRY)	Sell	35,520	TRY	1/28/13	19,830,489	—	185,330
Peruvian New Sol (PEN)	Buy	11,930	PEN	1/16/13	4,668,976	25,326	—
Peruvian New Sol (PEN)	Sell	50,590	PEN	1/16/13	19,799,119	—	363,696

70	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Polish Zloty (PLZ)	Buy	17,430	PLZ	2/6/13	$5,608,876	$56,784	$—
Polish Zloty (PLZ)	Sell	4,110	PLZ	2/6/13	1,322,575	—	76,441

						145,230	3,258,408
Credit Suisse International:
British Pound Sterling (GBP)	Sell	7,570	GBP	2/28/13-5/31/13	12,294,353	—	192,594
Canadian Dollar (CAD)	Buy	15,985	CAD	1/15/13	16,064,925	—	159,549
Chilean Peso (CLP)	Buy	452,000	CLP	1/11/13	942,613	—	6,907
Chilean Peso (CLP)	Sell	452,000	CLP	1/11/13	942,613	—	1,829
Euro (EUR)	Sell	59,280	EUR	2/12/13	78,276,268	—	1,247,847
Japanese Yen (JPY)	Sell	1,525,000	JPY	1/25/13	17,606,337	1,511,389	—
New Turkish Lira (TRY)	Sell	51,470	TRY	1/28/13-7/17/13	28,591,968	—	854,200
Peruvian New Sol (PEN)	Sell	47,060	PEN	1/16/13	18,417,603	—	342,630
Swiss Franc (CHF)	Buy	5,590	CHF	1/15/13-5/31/13	6,118,879	54,275	—

						1,565,664	2,805,556
Deutsche Bank AG:
Euro (EUR)	Buy	23,825	EUR	1/31/13-2/6/13	31,456,970	858,813	—
Euro (EUR)	Sell	69,085	EUR	1/31/13-4/25/13	91,266,803	—	1,717,248
Hungarian Forint (HUF)	Sell	919,000	HUF	4/17/13-5/29/13	4,109,558	—	55,164
Mexican Nuevo Peso (MXN)	Sell	31,300	MXN	5/31/13	2,386,756	—	27,430
New Turkish Lira (TRY)	Sell	106,680	TRY	1/15/13	59,670,550	—	1,394,382
Polish Zloty (PLZ)	Buy	20,440	PLZ	2/6/13	6,577,478	—	24,803

						858,813	3,219,027
Goldman Sachs Bank USA:
Brazilian Real (BRR)	Sell	248,200	BRR	2/4/13	120,889,326	—	611,229
British Pound Sterling (GBP)	Buy	10,025	GBP	1/15/13	16,284,396	39,195	—
Euro (EUR)	Buy	4,705	EUR	1/9/13	6,210,893	95,499	—
Euro (EUR)	Sell	9,410	EUR	1/9/13	12,421,786	—	220,738
Hungarian Forint (HUF)	Sell	3,130,000	HUF	2/20/13-4/17/13	14,077,139	—	292,074
Indian Rupee (INR)	Buy	684,000	INR	1/9/13	12,462,621	259,231	—
Indian Rupee (INR)	Sell	342,000	INR	1/9/13	6,231,310	—	36,780
Japanese Yen (JPY)	Buy	4,892,000	JPY	1/25/13-5/31/13	56,530,603	—	3,036,128
New Turkish Lira (TRY)	Buy	41,940	TRY	1/28/13	23,414,716	7,291	11,666
New Turkish Lira (TRY)	Sell	175,300	TRY	3/29/13-5/15/13	96,836,513	—	1,242,019
South African Rand (ZAR)	Buy	64,900	ZAR	2/15/13	7,606,151	—	6,574

						401,216	5,457,208
HSBC Bank USA NA:
Mexican Nuevo Peso (MXN)	Sell	298,000	MXN	1/22/13	23,004,870	—	122,278
New Turkish Lira (TRY)	Buy	12,130	TRY	7/17/13	6,628,808	400,310	—
New Turkish Lira (TRY)	Sell	195,700	TRY	5/15/13	107,806,441	—	681,863

						400,310	804,141

71	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA:
Euro (EUR)	Buy	91,645	EUR	1/7/13-1/15/13	$120,981,851	$532,940	$—
Hungarian Forint (HUF)	Sell	13,673,000	HUF	2/12/13-2/20/13	61,618,142	111,101	4,762,736
Indian Rupee (INR)	Buy	1,050,150	INR	1/22/13-1/28/13	19,075,653	155,164	—
Indonesia Rupiah (IDR)	Sell	159,387,000	IDR	1/16/13	16,374,305	—	1,731
Mexican Nuevo Peso (MXN)	Sell	1,136,000	MXN	1/16/13-4/18/13	87,572,524	117,729	413,364
New Turkish Lira (TRY)	Sell	73,930	TRY	2/28/13	41,115,213	—	375,697
New Zealand Dollar (NZD)	Sell	28,000	NZD	1/22/13	23,105,150	—	248,750
Polish Zloty (PLZ)	Buy	16,350	PLZ	2/6/13	5,261,339	—	18,816
Russian Ruble (RUR)	Sell	1,472,900	RUR	1/11/13-1/28/13	48,165,776	—	1,441,114
South African Rand (ZAR)	Sell	492,100	ZAR	2/15/13	57,673,140	—	1,650,536
South Korean Won (KRW)	Buy	37,901,000	KRW	3/18/13	35,425,041	683,761	—

						1,600,695	8,912,744
Morgan Stanley Capital Services, Inc.:
Canadian Dollar (CAD)	Sell	5,515	CAD	2/12/13	5,539,318	75,399	—
Indonesia Rupiah (IDR)	Sell	190,715,000	IDR	1/16/13	19,592,724	7,995	—
South Korean Won (KRW)	Buy	52,444,000	KRW	2/12/13	49,095,975	1,843,777	—
South Korean Won (KRW)	Sell	34,060,000	KRW	2/12/13	31,885,610	—	1,419,131

						1,927,171	1,419,131
Nomura International plc:
Euro (EUR)	Sell	600	EUR	5/31/13	793,082	—	7,352
Indonesia Rupiah (IDR)	Sell	224,957,000	IDR	1/16/13	23,110,507	40,362	—
Japanese Yen (JPY)	Sell	18,484,000	JPY	1/15/13	213,382,161	22,082,807	—
Malaysian Ringgit (MYR)	Sell	50,560	MYR	4/2/13	16,487,298	—	202,835

						22,123,169	210,187
The Royal Bank of Scotland plc:
Japanese Yen (JPY)	Buy	2,045,000	JPY	1/15/13	23,607,797	—	787,975
New Turkish Lira (TRY)	Buy	16,540	TRY	1/15/13	9,251,508	—	26,173
Russian Ruble (RUR)	Buy	229,580	RUR	1/28/13	7,497,684	174,285	—

						174,285	814,148

Total unrealized appreciation and depreciation						$32,568,097	$34,734,708

Spot Currency Exchange Contracts as of December 31, 2012 are as follows:
Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Date	Value	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse
Hong Kong Dollar (HKD)	Buy	2,656	HKD	1/7/13	$342,737	$49	$—

72	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Date	Value	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.
Swedish Krona (SEK)	Sell	867	SEK	1/4/13	$133,271	$—	$127
Standard New York Securities, Inc.
Serbian Dinar (RSD)	Buy	119,941	RSD	1/4/13	1,409,078	5,442	—

Total unrealized appreciation and depreciation						$5,491	$127

Futures Contracts as of December 31, 2012 are as follows:
Contract Description	Buy/Sell	Number of Contracts	Expiration Date	Value	Unrealized Appreciation (Depreciation)
Australian Treasury Bonds, 3 yr.	Sell	426	3/15/13	$48,458,169	$75,729
Australian Treasury Bonds, 10 yr.	Sell	59	3/15/13	7,555,576	60,883
Euro-Bundesobligation	Sell	93	3/7/13	17,878,194	(6,219)
FTSE 100 Index	Sell	76	3/15/13	7,219,870	12,670
Japan Bonds, 10 yr.	Sell	20	3/11/13	33,162,117	241,306
Japanese Yen (JPY)	Buy	63	3/18/13	9,095,625	(176,771)
SPI 200 Index	Sell	80	3/21/13	9,587,007	(119,389)
Standard & Poor’s 500 E-Mini Index	Sell	2,303	3/15/13	163,524,515	(2,096,634)
Standard & Poor’s/Toronto Stock Exchange 60 Index	Sell	37	3/14/13	5,292,410	(75,368)
U.S. Long Bonds	Buy	1,264	3/19/13	186,440,000	(1,644,594)
U.S. Long Bonds, 20 yr.	Sell	544	3/19/13	80,240,000	643,691
U.S. Treasury Nts., 2 yr.	Buy	234	3/28/13	51,589,688	(3,449)
U.S. Treasury Nts., 2 yr.	Sell	4,128	3/28/13	910,095,000	(226,366)
U.S. Treasury Nts., 5 yr.	Buy	1,663	3/28/13	206,900,587	(144,792)
U.S. Treasury Nts., 5 yr.	Sell	757	3/28/13	94,181,446	(22,205)
U.S. Treasury Nts., 10 yr.	Buy	1,909	3/19/13	253,479,406	(616,187)
U.S. Treasury Nts., 10 yr.	Sell	4,674	3/19/13	620,619,563	1,685,724
U.S. Treasury Ultra Bonds	Buy	806	3/19/13	131,050,563	(2,103,549)

					$(4,515,520)

73	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Written Options as of December 31, 2012 are as follows:
Description	Type	Number of Contracts	Exercise Price		Expiration Date	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Euro (EUR) FX Futures, 3/18/13	Call	418	$1.350		1/7/13	$26,822	$(13,063)	$13,759
Euro (EUR) FX Futures, 3/18/13	Call	238	1.355		1/7/13	8,453	(4,463)	3,990
Hungarian Forint (HUF)	Call	33,540,000	1EUR per 285.000HUF		1/16/13	459,632	(1,047,066)	(587,434)
Indian Rupee (INR)	Call	1,770,820,000	1USD per 47.000INR		4/18/13	22,606	(514)	22,092
Indian Rupee (INR)	Put	1,130,310,000	1USD per 47.000INR		4/18/13	188,385	(91,193)	97,192
Japan Bonds Futures, 10 yr., 3/11/13	Put	67	141.000	JPY	3/1/13	64,852	(77,336)	(12,484)
Japanese Yen (JPY)	Call	1,311,511,028	1USD per 72.000JPY		5/31/13	307,514	(315)	307,199
Japanese Yen (JPY)	Put	1,875,000,000	1USD per 88.500JPY		3/18/13	81,356	(205,031)	(123,675)
Japanese Yen (JPY)	Put	1,730,465,940	1USD per 95.000JPY		5/31/13	79,610	(76,815)	2,795
Japanese Yen (JPY) Futures, 3/18/13	Call	558	122.500		1/7/13	26,852	(3,488)	23,364
Japanese Yen (JPY) Futures, 3/18/13	Call	353	125.000		1/7/13	43,965	(2,206)	41,759
Japanese Yen (JPY) Futures, 3/18/13	Call	156	122.000		1/7/13	9,505	(975)	8,530
Japanese Yen (JPY) Futures, 3/18/13	Put	484	114.500		1/7/13	63,227	(114,950)	(51,723)
Japanese Yen (JPY) Futures, 3/18/13	Put	166	113.000		1/7/13	2,014	(7,263)	(5,249)
Japanese Yen (JPY) Futures, 3/18/13	Put	8	118.000		1/7/13	12,787	(25,200)	(12,413)
Mexican Nuevo Peso (MXN)	Call	675,450,000	1USD per 12.450MXN		1/2/13	253,362	(311)	253,051
Mexican Nuevo Peso (MXN)	Call	439,200,000	1USD per 12.450MXN		1/3/13	170,741	(1,032)	169,709
Mexican Nuevo Peso (MXN)	Call	422,250,000	1USD per 12.450MXN		1/3/13	161,947	(992)	160,955
Mexican Nuevo Peso (MXN)	Call	422,150,000	1USD per 12.450MXN		1/2/13	168,087	(194)	167,893
Mexican Nuevo Peso (MXN)	Put	732,400,000	1USD per 13.500MXN		1/2/13	514,308	(15)	514,293
Mexican Nuevo Peso (MXN)	Put	476,200,000	1USD per 13.500MXN		1/3/13	325,932	(138)	325,794
Mexican Nuevo Peso (MXN)	Put	457,900,000	1USD per 13.500MXN		1/3/13	282,372	(133)	282,239
Mexican Nuevo Peso (MXN)	Put	366,200,000	1USD per 13.500MXN		1/2/13	258,288	(7)	258,281
Singapore Dollar (SGD)	Put	4,000,000	1EUR per 1.555SGD		2/21/13	21,442	(3,578)	17,864
South African Rand (ZAR)	Call	334,050,000	1USD per 8.250ZAR		3/18/13	364,823	(404,591)	(39,768)
South African Rand (ZAR)	Call	334,050,000	1USD per 8.250ZAR		3/18/13	374,541	(404,591)	(30,050)

74	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Description	Type	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
South African Rand (ZAR)	Call	276,700,000	1USD per 8.200ZAR	3/18/13	$296,946	$(282,881)	$14,065
South African Rand (ZAR)	Put	366,650,000	1USD per 9.055ZAR	3/18/13	468,486	(338,466)	130,020
South African Rand (ZAR)	Put	366,650,000	1USD per 9.055ZAR	3/18/13	449,455	(338,466)	110,989
South African Rand (ZAR)	Put	303,650,000	1USD per 9.000ZAR	3/18/13	381,587	(314,083)	67,504
U.S. Long Bonds Futures, 3/19/13	Put	619	143.000	1/28/13	101,193	(135,406)	(34,213)
U.S. Treasury Long Bonds Futures, 3/19/13	Put	1,341	143.000	1/7/13	18,464	(41,906)	(23,442)
U.S. Treasury Long Bonds Futures, 3/19/13	Put	7	146.000	1/7/13	1,300	(1,969)	(669)
U.S. Treasury Nts., 10 yr. Futures, 3/19/13	Put	3,178	129.500	1/28/13	168,636	(148,969)	19,667
U.S. Treasury Nts., 10 yr. Futures, 3/19/13	Put	1,373	130.000	1/28/13	83,918	(85,813)	(1,895)
U.S. Treasury Nts., 10 yr. Futures, 3/19/13	Put	374	129.000	1/28/13	11,171	(11,688)	(517)

					$6,274,579	$(4,185,107)	$2,089,472

Exercise price is reported in U.S. Dollars (USD), except for those denoted in the following currency:

JPY	Japanese Yen

Credit Default Swap Contracts as of December 31, 2012 are as follows:
Reference Entity/ Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)		Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
Banco Bilbao Vizcaya Argentaria Senior Finance SAU:
UBS AG	Sell	$470	EUR	3.0%	12/20/17	$18,326	$4,958	$23,284
UBS AG	Sell	470	EUR	3.0	12/20/17	18,847	4,958	23,805

	Total	940	EUR			37,173	9,916	47,089
Banco Santander SA
UBS AG	Sell	900	EUR	3.0	9/20/17	(3,245)	18,172	14,927

	Total	900	EUR			(3,245)	18,172	14,927
Barrick Gold Corp.
Deutsche Bank AG	Buy	18,500		1.0	3/20/18	(345,113)	315,762	(29,351)

	Total	18,500				(345,113)	315,762	(29,351)

75	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Reference Entity/ Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)	Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
CDX Emerging Market Index, Series 18
Barclays Bank plc	Buy	$20,540	5.0%	12/20/17	$2,664,609	$(2,784,216)	$(119,607)

	Total	20,540			2,664,609	(2,784,216)	(119,607)
Computer Sciences Corp.
Credit Suisse International	Sell	18,500	1.0	3/20/18	354,694	(482,406)	(127,712)

	Total	18,500			354,694	(482,406)	(127,712)
Constellation Energy Group, Inc.
Goldman Sachs International	Buy	18,500	1.0	3/20/18	166,927	(181,959)	(15,032)

	Total	18,500			166,927	(181,959)	(15,032)
Dell, Inc.
Goldman Sachs International	Buy	17,230	1.0	12/20/17	(1,297,849)	1,021,154	(276,695)

	Total	17,230			(1,297,849)	1,021,154	(276,695)
Devon Energy Corp.
Deutsche Bank AG	Buy	18,500	1.0	3/20/18	77,511	(74,956)	2,555

	Total	18,500			77,511	(74,956)	2,555
Expedia, Inc.
Credit Suisse International	Sell	18,220	1.0	12/20/17	506,518	(653,684)	(147,166)

	Total	18,220			506,518	(653,684)	(147,166)
Hewlett-Packard Co.
Barclays Bank plc	Buy	18,440	1.0	12/20/17	(1,874,247)	1,741,072	(133,175)

	Total	18,440			(1,874,247)	1,741,072	(133,175)

76	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Reference Entity/ Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)		Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
Istanbul Bond Co. SA for Finansbank AS
Morgan Stanley Capital Services, Inc.	Sell	$15,590		1.3%	3/24/13	$—	$(18,459)	$(18,459)

	Total	15,590				—	(18,459)	(18,459)
Peru (Republic of)
Deutsche Bank AG	Buy	13,715		1.0	3/20/18	48,157	(2,513)	45,644

	Total	13,715				48,157	(2,513)	45,644
Portuguese Republic:
Deutsche Bank AG	Sell	18,220		5.0	12/20/17	(1,499,962)	1,270,823	(229,139)
JPMorgan Chase Bank NA	Sell	475		1.0	12/20/22	121,323	(114,801)	6,522
JPMorgan Chase Bank NA	Sell	475		1.0	12/20/22	122,497	(114,801)	7,696
UBS AG	Buy	1,425		1.0	12/20/17	(217,748)	193,929	(23,819)
UBS AG	Sell	480		1.0	12/20/22	129,867	(116,009)	13,858
UBS AG	Sell	1,425		1.0	12/20/22	370,935	(344,402)	26,533

	Total	22,500				(973,088)	774,739	(198,349)
SLM Corp.
Goldman Sachs International	Buy	4,745	EUR	1.0	3/20/18	(416,634)	428,982	12,348

	Total	4,745	EUR			(416,634)	428,982	12,348
Spain (Kingdom of):
Goldman Sachs International	Buy	6,145	EUR	1.0	3/20/23	(1,060,115)	1,048,245	(11,870)
UBS AG	Buy	900	EUR	1.0	9/20/17	(68,642)	71,644	3,002

	Total	7,045	EUR			(1,128,757)	1,119,889	(8,868)
Valero Energy Corp.
Morgan Stanley Capital Services, Inc.	Sell	18,500		1.0	3/20/18	265,230	(284,672)	(19,442)

	Total	18,500				265,230	(284,672)	(19,442)

77	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Reference Entity/ Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)	Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
Whirlpool Corp.
Bank of America NA	Sell	$18,440	1.0%	12/20/17	$247,020	$(238,368)	$8,652

	Total	18,440			247,020	(238,368)	8,652

		Grand Total Buys			(2,323,144)	1,777,144	(546,000)
		Grand Total Sells			652,050	(1,068,691)	(416,641)

		Total Credit Default Swaps			$(1,671,094)	$708,453	$(962,641)

Notional amount is reported in U.S. Dollars (USD) except for those denoted in the following currency:

EUR	Euro

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)		Amount Recoverable*	Reference Asset Rating Range**
Investment Grade Single Name Corporate Debt	1,840,000	EUR	$—	BBB to BBB-
Investment Grade Single Name Corporate Debt	91,880,000	USD	—	BBB to BBB-
Non-Investment Grade Single Name Corporate Debt	15,590,000	USD	—	BB+
Non-Investment Grade Sovereign Debt	2,855,000	USD	1,425,000	BB

Total EUR	1,840,000	EUR	$—

Total USD	$110,325,000		$1,425,000

*	Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.
**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

78	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Interest Rate Swap Contracts as of December 31, 2012 are as follows:
Interest Rate/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
BZDI:
Bank of America NA	36,410	BRR	BZDI	8.090%	1/2/15	$175,446
Deutsche Bank AG	62,360	BRR	BZDI	8.080	1/2/15	334,178
Goldman Sachs International	113,825	BRR	BZDI	8.640	1/2/17	791,459
Goldman Sachs International	41,530	BRR	BZDI	8.080	1/2/15	196,768
Goldman Sachs International	62,810	BRR	BZDI	7.785	1/2/15	84,908

Total	316,935	BRR				1,582,759

Six-Month AUD BBR BBSW
Bank of America NA	22,230	AUD	3.823%	Six-Month AUD BBR BBSW	12/4/22	(2,954)

Total where Fund pays a fixed rate	22,230	AUD				(2,954)

Bank of America NA	7,095	AUD	Six-Month AUD BBR BBSW	3.680	9/28/22	(70,131)
Bank of America NA	1,130	AUD	Six-Month AUD BBR BBSW	4.403	12/21/42	14,806

Total where Fund pays a variable rate	8,225	AUD				(55,325)

Total	30,455	AUD				(58,279)
Six-Month EUR EURIBOR
Bank of America NA	17,635	EUR	Six-Month EUR EURIBOR	1.734	10/2/22	505,030
Six-Month JPY BBA LIBOR
Barclays Bank plc	1,904,000	JPY	0.760	Six-Month JPY BBA LIBOR	12/5/22	144,569
Three-Month CAD BA CDOR:
Bank of America NA	22,335	CAD	1.538	Three-Month CAD BA CDOR	8/13/13	(65,124)
Bank of America NA	8,920	CAD	1.590	Three-Month CAD BA CDOR	8/7/14	(43,965)

Total where Fund pays a fixed rate	31,255	CAD				(109,089)

Bank of America NA	4,560	CAD	Three-Month CAD BA CDOR	2.079	7/11/22	(24,886)
Bank of America NA	4,555	CAD	Three-Month CAD BA CDOR	2.010	7/25/22	(56,852)

Total where Fund pays a variable rate	9,115	CAD				(81,738)

Total	40,370	CAD				(190,827)

79	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Interest Rate/ Swap Counterparty	Notional Amount (000’s)	Paid by the Fund	Received by the Fund	Termination Date	Value
Three-Month USD BBA LIBOR:
Citibank NA	19,350	0.813%	Three-Month USD BBA LIBOR	10/18/17	$(38,952)
Citibank NA	18,250	0.819	Three-Month USD BBA LIBOR	9/17/17	(77,396)
Bank of America NA	4,280	1.550	Three-Month USD BBA LIBOR	7/27/22	49,135
Bank of America NA	4,380	1.621	Three-Month USD BBA LIBOR	7/13/22	16,211

Total where Fund pays a fixed rate	46,260				(51,002)

Barclays Bank plc	23,125	Three-Month USD BBA LIBOR	1.681%	12/5/22	(234,712)

Total where Fund pays a variable rate	23,125				(234,712)

Total	69,385				(285,714)

			Total Interest Rate Swaps		$1,697,538

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen

Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
BZDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate

80	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Total Return Swap Contracts as of December 31, 2012 are as follows:
Reference Entity/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
BOVESPA Futures Contract expiring 2/13/13
Goldman Sachs International	$5,855		If positive, Total Return of the BOVESPA Futures Contract expiring 2/13/13	If negative, the absolute value of the Total Return of the BOVESPA Futures Contract expiring 2/13/13	2/14/13	$(316,089)
Custom Basket of Securities:
Citibank NA	16,150	AUD	One-Month AUD BBA LIBOR plus 50 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	3/8/13	281,291
Citibank NA	16,717	CAD	One-Month CAD BA CDOR plus 30 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	3/6/13	187,342
Goldman Sachs International	129,460	HKD	One-Month HKD HIBOR HKAB plus 40 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	12/12/13	650,158
Goldman Sachs International	12,771		One-Month USD BBA LIBOR plus 25 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	12/6/13	698,300

81	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Reference Entity/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
Goldman Sachs International	$92,465		One-Month USD BBA LIBOR plus 18 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	12/6/13	$24,076
Morgan Stanley Capital Services, Inc.	5,278	GBP	One-Month GBP BBA LIBOR plus 50 basis points and if negative, the absolute value of the Total Return of a Custom Basket of Securities	If positive, the Total Return of a Custom Basket of Securities	7/10/13	(29,579)

				Reference Entity Total		1,811,588
HANG SENG Index futures contract expiring 1/30/13
Goldman Sachs International	94,192	HKD	If positive, Total Return of the HANG SENG Index Futures Contract expiring 1/30/13	If negative, the absolute value of the Total Return of the HANG SENG Index Futures Contract expiring 1/30/13	2/6/13	12,188

				Total of Total Return Swaps		$1,507,687

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound Sterling
HKD	Hong Kong Dollar

Abbreviations are as follows:

BA CDOR	Canada Bankers Acceptances Deposit offering Rate
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BOVESPA	Bovespa Index that trades on the Sao Paulo Stock Exchange
HANG SENG	Hang Seng Bank
HIBOR	Hong Kong Interbank Offered Rate
HKAB	Hong Kong Association of Banks

82	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Volatility Swaps as of December 31, 2012 are as follows:

Reference Entity/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
AUD/CAD spot exchange rate
Credit Suisse International	192	AUD	The Historic Volatility of the mid AUD/CAD spot exchange rate during the period 12/21/12 to 1/24/13	4.800%	1/29/13	$(201,685)
CHF/NOK spot exchange rate
JPMorgan Chase Bank NA	185	CHF	The Historic Volatility of the mid CHF/NOK spot exchange rate during the period 11/30/12 to 1/3/13	3.950	1/7/13	(350,494)
CHF/SEK spot exchange rate:
Bank of America NA	185	CHF	7.100%	The Historic Volatility of the mid CHF/SEK spot exchange rate during the period 12/13/12 to 1/15/13	1/15/13	(148,987)
Credit Suisse International	182	CHF	7.250	The Historic Volatility of the mid CHF/SEK spot exchange rate during the period 12/19/12 to 1/18/13	1/22/13	(202,452)
Morgan Stanley Capital Services, Inc.	184	CHF	7.300	The Historic Volatility of the mid CHF/SEK spot exchange rate during the period 12/14/12 to 1/16/13	1/18/13	(186,636)

				Reference Entity Total		(538,075)
EUR/NZD spot exchange rate:
Credit Suisse International	155	EUR	7.400	The Historic Volatility of the mid EUR/NZD spot exchange rate during the period 12/7/12 to 1/9/13	1/11/13	224,401

83	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Reference Entity/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
Deutsche Bank AG	154	EUR	7.350%	The Historic Volatility of the mid EUR/NZD spot exchange rate during the period 12/6/12 to 1/8/13	1/10/13	$195,704
Goldman Sachs Bank USA	155	EUR	7.750	The Historic Volatility of the mid EUR/NZD spot exchange rate during the period 12/10/12 to 1/10/13	1/14/13	206,712

				Reference Entity Total		626,817
NZD/JPY spot exchange rate:
Goldman Sachs Bank USA	244	NZD	The Historic Volatility of the mid NZD/JPY spot exchange rate during the period 12/3/12 to 1/3/13	10.200%	1/7/13	(350,326)
Bank of America NA	243	NZD	The Historic Volatility of the mid NZD/JPY spot exchange rate during the period 12/4/12 to 1/3/13	9.400	1/7/13	(562,622)

				Reference Entity Total		(912,948)
USD/AUD spot exchange rate:
Goldman Sachs Bank USA	200		The Historic Volatility of the mid USD/AUD spot exchange rate during the period 12/20/12 to 1/22/13	6.125	1/24/13	(67,959)

84	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Reference Entity/ Swap Counterparty	Notional Amount (000’s)	Paid by the Fund	Received by the Fund	Termination Date	Value
JPMorgan Chase Bank NA	200	The Historic Volatility of the mid USD/AUD spot exchange rate during the period 12/18/12 to 1/18/13	5.600%	1/22/13	$(142,690)
Royal Bank of Scotland plc (The)	200	The Historic Volatility of the mid USD/AUD spot exchange rate during the period 12/17/12 to 1/18/13	5.750	1/22/13	(93,102)

			Reference Entity Total		(303,751)
USD/CAD spot exchange rate
Royal Bank of Scotland plc (The)	200	The Historic Volatility of the mid USD/CAD spot exchange rate during the period 12/12/12 to 1/11/13	7.950	1/14/13	6,339
USD/EUR spot exchange rate:
Deutsche Bank AG	200	The Historic Volatility of the mid USD/EUR spot exchange rate during the period 12/24/12 to 1/8/13	7.550	1/28/13	51,242
Goldman Sachs Bank USA	200	The Historic Volatility of the mid USD/EUR spot exchange rate during the period 12/31/12 to 1/31/13	7.450	2/4/13	—

85	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Reference Entity/ Swap Counterparty	Notional Amount (000’s)	Paid by the Fund	Received by the Fund	Termination Date	Value
Goldman Sachs Bank USA	200	The Historic Volatility of the mid USD/EUR spot exchange rate during the period 12/27/12 to 1/29/13	7.825%	1/31/13	$31,334
Morgan Stanley Capital Services, Inc.	200	The Historic Volatility of the mid USD/EUR spot exchange rate during the period 12/26/12 to 1/24/13	7.500	1/28/13	18,930
Royal Bank of Scotland plc (The)	200	The Historic Volatility of the mid USD/EUR spot exchange rate during the period 12/28/12 to 1/31/13	7.950	2/4/13	25,123

			Reference Entity Total		126,629
USD/JPY spot exchange rate
Credit Suisse International	200	The Historic Volatility of the mid USD/JPY spot exchange rate during the period 12/11/12 to 1/10/13	7.860	1/15/13	(211,190)

			Total Volatility Swaps		$(1,758,358)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
NZD	New Zealand Dollar

86	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Abbreviations/Definitions are as follows:

CAD	Canadian Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

Swap Summary as of December 31, 2012 is as follows:
Swap Counterparty	Swap Type from Fund Perspective	Notional Amount (000’s)		Value
Bank of America NA:
	Credit Default Sell Protection	$18,440		$(238,368)
	Interest Rate	30,455	AUD	(58,279)
	Interest Rate	36,410	BRR	175,446
	Interest Rate	40,370	CAD	(190,827)
	Interest Rate	17,635	EUR	505,030
	Interest Rate	8,660		65,346
	Volatility	185	CHF	(148,987)
	Volatility	243	NZD	(562,622)

				(453,261)
Barclays Bank plc:
	Credit Default Buy Protection	38,980		(1,043,144)
	Interest Rate	1,904,000	JPY	144,569
	Interest Rate	23,125		(234,712)

				(1,133,287)
Citibank NA:
	Interest Rate	37,600		(116,348)
	Total Return	16,150	AUD	281,291
	Total Return	16,717	CAD	187,342

				352,285
Credit Suisse International:
	Credit Default Sell Protection	36,720		(1,136,090)
	Volatility	192	AUD	(201,685)
	Volatility	182	CHF	(202,452)
	Volatility	155	EUR	224,401
	Volatility	200		(211,190)

				(1,527,016)

87	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Swap Counterparty	Swap Type from Fund Perspective	Notional Amount (000’s)		Value
Deutsche Bank AG:
	Credit Default Buy Protection	50,715		238,293
	Credit Default Sell Protection	18,220		1,270,823
	Interest Rate	62,360	BRR	334,178
	Volatility	154	EUR	195,704
	Volatility	200		51,242

				2,090,240
Goldman Sachs Bank USA:
	Volatility	155	EUR	206,712
	Volatility	244	NZD	(350,326)
	Volatility	600		(36,625)

				(180,239)
Goldman Sachs International:
	Credit Default Buy Protection	10,890	EUR	1,477,227
	Credit Default Buy Protection	35,730		839,195
	Interest Rate	218,165	BRR	1,073,135
	Total Return	223,652	HKD	662,346
	Total Return	111,091		406,287

				4,458,190
JPMorgan Chase Bank NA:
	Credit Default Sell Protection	950		(229,602)
	Volatility	185	CHF	(350,494)
	Volatility	200		(142,690)

				(722,786)
Morgan Stanley Capital Services, Inc.:
	Credit Default Sell Protection	34,090		(303,131)
	Total Return	5,278	GBP	(29,579)
	Volatility	184	CHF	(186,636)
	Volatility	200		18,930

				(500,416)
Royal Bank of Scotland plc (The)	Volatility	600		(61,640)

UBS AG:
	Credit Default Buy Protection	900	EUR	71,644
	Credit Default Buy Protection	1,425		193,929
	Credit Default Sell Protection	1,840	EUR	28,088
	Credit Default Sell Protection	1,905		(460,411)

				(166,750)

		Total Swaps		$2,155,320

88	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar

As of December 31, 2012, the Fund had entered into the following written swaption contracts:
Reference Entity/ Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Six-Month AUD BBR BBSW:
UBS AG	Interest Rate Swaption (European); Swap Terms: Paid: 3.80%; Received: Six-Month AUD BBR BBSW; Termination Date: 2/7/23	Interest Rate Swap; Pay Fixed	56,450	AUD	2/7/13	$839,486	$(563,675)	$275,811

		Total where Fund pays a fixed rate				839,486	(563,675)	275,811
UBS AG	Interest Rate Swaption (European); Swap Terms: Paid: Six-Month AUD BBR BBSW; Received: 3.88%; Termination Date: 1/25/23	Interest Rate Swap; Pay Floating	4,765	AUD	1/25/13	59,110	(21,542)	37,568

		Total where Fund pays a floating rate				59,110	(21,542)	37,568

					Total	898,596	(585,217)	313,379

89	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Reference Entity/ Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Six-Month EUR EURIBOR:
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.86%; Received: Six-Month EUR EURIBOR; Termination Date: 4/18/23	Interest Rate Swap; Pay Fixed	56,500	EUR	4/19/13	$812,482	$(1,391,462)	$(578,980)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 2.91%; Received: Six-Month EUR EURIBOR; Termination Date: 4/19/23	Interest Rate Swap; Pay Fixed	94,200	EUR	4/18/13	1,310,256	(2,658,125)	(1,347,869)
Goldman Sachs International	Interest Rate Swaption (European); Swap Terms: Paid: 2.919% ; Received: Six-Month EUR EURIBOR; Termination Date: 4/19/43	Interest Rate Swap; Pay Fixed	56,500	EUR	4/18/13	2,420,645	(2,772,406)	(351,761)

						4,543,383	(6,821,993)	(2,278,610)
Six-Month GBP BBA LIBOR:
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 1.85%; Received: Six-Month GBP BBA LIBOR; Termination Date: 5/20/23	Interest Rate Swap; Pay Fixed	47,000	GBP	5/3/13	602,275	(672,526)	(70,251)
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: 3.231%; Received: Six-Month GBP BBA LIBOR; Termination Date: 2/14/43	Interest Rate Swap; Pay Fixed	1,825	GBP	2/15/13	181,026	(162,233)	18,793

		Total where Fund pays a fixed rate				783,301	(834,759)	(51,458)

90	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Reference Entity/ Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	Interest Rate Swaption (European); Swap Terms: Paid: Six-Month GBP BBA LIBOR; Received: 2.055%; Termination Date: 12/4/20	Interest Rate Swap; Pay Floating	18,075	GBP	12/7/15	$681,700	$(632,040)	$49,660

		Total where Fund pays a floating rate				681,700	(632,040)	49,660

					Total	1,465,001	(1,466,799)	(1,798)

Three-Month CAD BA CDOR
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month CAD BA CDOR; Received: 2.1025%; Termination Date: 1/16/23	Interest Rate Swap; Pay Floating	11,375	CAD	1/17/13	236,547	(149,732)	86,815
Three-Month USD BBA LIBOR:
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 1.343%; Received: Three-Month USD BBA LIBOR; Termination Date: 2/5/20	Interest Rate Swap; Pay Fixed	120,400		2/4/13	1,095,640	(697,367)	398,273

		Total where Fund pays a fixed rate				1,095,640	(697,367)	398,273
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.50%; Termination Date: 9/3/23	Interest Rate Swap; Pay Floating	73,215		9/3/13	1,208,048	(673,842)	534,206
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.6775%; Termination Date: 12/16/25	Interest Rate Swap; Pay Floating	37,485		12/15/15	1,924,855	(1,984,320)	(59,465)

91	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Reference Entity/ Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)	Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.25%; Termination Date: 11/24/20	Interest Rate Swap; Pay Floating	94,000	11/23/15	$1,931,700	$(2,038,766)	$(107,066)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Three Month USD BBA LIBOR; Received: 3.10%; Termination Date: 4/27/22	Interest Rate Swap; Pay Floating	76,315	4/26/17	1,976,559	(1,952,938)	23,621
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.935%; Termination Date: 9/30/20	Interest Rate Swap; Pay Floating	75,056	9/29/15	1,921,432	(1,864,941)	56,491
Goldman Sachs International	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.875%; Termination Date: 9/24/20	Interest Rate Swap; Pay Floating	101,895	9/23/13	1,238,024	(832,115)	405,909

		Total where Fund pays a floating rate			10,200,618	(9,346,922)	853,696

				Total	11,296,258	(10,044,289)	1,251,969

		Total Written Swaptions			$18,439,785	$(19,068,030)	$(628,245)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling

Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
EURIBOR	Euro Interbank Offered Rate

92	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Notes to Statement of Investments

Previous Annual Period. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

93	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

As of December 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$1,801,965,266
Sold securities	64,346,318

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 31, 2012 is as follows:

Cost	$124,504,059
Market Value	$22,469,692
Market Value as a % of Net Assets	0.24%

Investment in Oppenheimer Global Strategic Income Fund (Cayman) Ltd. The Fund has established a Cayman Islands company that is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity related futures, options and swap contracts), exchange traded funds and certain fixed-income securities and other investments that may

94	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities in the annual and semiannual reports and the Fund’s Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s

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Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party

96	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

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Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

98	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Wholly-Owned Subsidiary	$—	$1,436,763	$—	$1,436,763
Asset-Backed Securities	—	223,007,286	42,452,200	265,459,486
Corporate Loans	—	111,656,441	11,293,516	122,949,957
Mortgage-Backed Obligations	—	3,113,110,875	44,945,624	3,158,056,499
U.S. Government Obligations	—	368,099,879	—	368,099,879
Foreign Government Obligations	—	2,443,001,225	—	2,443,001,225

99	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Loan Participations	$—	$8,169,600	$—	$8,169,600
Corporate Bonds and Notes	—	2,740,305,702	5,261,342	2,745,567,044
Preferred Stocks	—	9,585,473	6,823,425	16,408,898
Common Stocks	5,126,226	3,742,074	10,497,609	19,365,909
Rights, Warrants and Certificates	—	—	3,187	3,187
Structured Securities	—	176,724,381	60,394,948	237,119,329
Options Purchased	1,516,641	6,552,966	—	8,069,607
Swaptions Purchased	—	18,113,847	—	18,113,847
Investment Companies	134,296,069	1,358,945,802	—	1,493,241,871

Total Investments, at Value	140,938,936	10,582,452,314	181,671,851	10,905,063,101
Other Financial Instruments:
Appreciated swaps, at value	—	5,454,364	—	5,454,364
Depreciated swaps, at value	—	5,590,985	—	5,590,985
Futures margins	1,347,066	—	—	1,347,066
Foreign currency exchange contracts	—	32,573,588	—	32,573,588

Total Assets	$142,286,002	$10,626,071,251	$181,671,851	$10,950,029,104

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$—	$—	$—
Appreciated swaps, at value	—	(1,005,850)	—	(1,005,850)
Depreciated swaps, at value	—	(7,884,179)	—	(7,884,179)
Appreciated swaption written, at value	—	(7,550,425)	—	(7,550,425)
Depreciated swaption written, at value	—	(11,517,605)	—	(11,517,605)
Appreciated option written, at value	(173,164)	(1,449,133)	—	(1,622,297)
Depreciated option written, at value	(501,531)	(2,061,279)	—	(2,562,810)
Futures margins	(6,443,980)	—	—	(6,443,980)
Foreign currency exchange contracts	—	(34,734,835)	—	(34,734,835)

Total Liabilities	$(7,118,675)	$(66,203,306)	$—	$(73,321,981)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

100	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3 *
Assets Table
Investments, at Value:
Common Stocks	$(11,017,292)	$11,017,292
Preferred Stocks	(6,414,020)	6,414,020
Mortgaged-Backed Obligations	(24,425,532)	24,425,532
Structured Securities	(38,744,727)	38,744,727

Total Assets	$(80,601,571)	$80,601,571

*	Transferred from Level 2 to Level 3 because of the lack of observable market data.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

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Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

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Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of December 31, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $69,511,093, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $29,891,585 as of December 31, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

As of December 31, 2012 the Fund has required certain counterparties to post collateral of $28,258,868.

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the

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Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

As of December 31, 2012, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $26,445,359 for which the Fund has posted collateral of $32,385,626. If a contingent feature would have been triggered as of December 31, 2012, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

104	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $1,420,310,492 and $3,518,791,042, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the

105	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

The Fund has purchased futures contracts on various currencies to increase exposure to foreign exchange rate risk.

The Fund has sold futures contracts on various currencies to decrease exposure to foreign exchange rate risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to decrease exposure to volatility risk.

During the period ended December 31, 2012, the Fund had an ending monthly average market value of $741,878,814 and $1,872,354,955 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is

106	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended December 31, 2012, the Fund had an ending monthly average market value of $10,638,248 and $3,204,796 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

107	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended December 31, 2012, the Fund had an ending monthly average market value of $2,005,819 and $3,904,038 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended December 31, 2012 was as follows:

	Call Options		Put Options
	Number of Contracts	Amount of Premiums	Number of Contracts	Amount of Premiums
Options outstanding as of September 28, 2012	5,152,848,131	$3,896,584	10,178,747,400	$7,632,956
Options written	19,585,738,864	5,786,386	17,571,066,304	9,678,771
Options closed or expired	(18,718,864,244)	(6,987,174)	(11,835,380,147)	(13,134,636)
Options exercised	—	—	(8,105,000,000)	(598,308)

Options outstanding as of December 31, 2012	6,019,722,751	$2,695,796	7,809,433,557	$3,578,783

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are

108	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This

109	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

For the period ended December 31, 2012, the Fund had ending monthly average notional amounts of $125,579,779 and $115,156,529 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

110	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

For the period ended December 31, 2012, the Fund had ending monthly average notional amounts of $130,642,196 and $227,867,151 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

For the period ended December 31, 2012, the Fund had ending monthly average notional amounts of $156,414,535 and $20,225,607 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

111	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movement, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

For the period ended December 31, 2012, the Fund had ending monthly average notional amounts of $4,903,822 and $2,737,053 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

112	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual reports and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

The Fund has purchased swaptions which gives it the option to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual securities and, or, indexes. A purchased swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

113	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to sell credit protection through credit default swaps in order to increase exposure to the credit risk of individual securities and, or, indexes. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual securities and, or, indexes. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

During the period ended December 31, 2012, the Fund had an ending monthly average market value of $24,100,683 and $22,572,082 on purchased and written swaptions, respectively.

Written swaption activity for the period ended December 31, 2012 was as follows:

	Call Swaptions
	Notional Amount	Amount of Premiums
Swaptions outstanding as of September 28, 2012	3,063,115,922	$34,151,151
Swaptions written	1,198,270,000	17,765,925
Swaptions closed or expired	(2,750,060,000)	(29,670,900)
Swaptions exercised	(586,270,000)	(3,806,391)

Swaptions outstanding as of December 31, 2012	925,055,922	$18,439,785

Restricted Securities

As of December 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

114	Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $435,483 at December 31, 2012. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At December 31, 2012, these commitments have a market value of $387,978 and have been included as Corporate Loans in the Statement of Investments.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$10,774,593,662
Federal tax cost of other investments	(1,178,128,402)

Total federal tax cost	$9,596,465,260

Gross unrealized appreciation	$796,408,420
Gross unrealized depreciation	(670,845,551)

Net unrealized appreciation	$125,562,869

115	Oppenheimer Global Strategic Income Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Strategic Income Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 2/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 2/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 2/11/2013